Securities Act Registration No. 333-221072

Investment Company Act Registration No. 811-23306

SECURITIES AND EXCHANGE COMMISSION

Washington, D. C. 20549

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒

☐	Pre-Effective Amendment No. __

☒	Post-Effective Amendment No. 139

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒

☒	Amendment No. 142

(Check appropriate box or boxes.)

Collaborative Investment Series Trust

(Exact Name of Registrant as Specified in Charter)

500 Damonte Ranch Parkway

Building 700, Unit 700

Reno, NV 89521

(Address of Principal Executive Offices)(Zip Code)

Registrant’s Telephone Number, including Area Code: (440) 922-0066

Northwest Registered Agent Service, Inc.

8 The Green, Suite B

Dover, Delaware 19901

(Name and Address of Agent for Service)

With copy to:

JoAnn M. Strasser, Thompson Hine LLP

41 S. High Street, Suite 1700

Columbus, Ohio 43215

Approximate date of proposed public offering:

It is proposed that this filing will become effective:

☐  Immediately upon filing pursuant to paragraph (b)

☐  On (date) pursuant to paragraph (b)

☒  60 days after filing pursuant to paragraph (a)(1)

☐  On (date) pursuant to paragraph (a)(1)

☐ 75 days after filing pursuant to paragraph (a)(2)

☐  On (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☐ This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

PROSPECTUS | [ ], 2023

GREENWICH IVY LONG-SHORT FUND

Class A: [    ]

Institutional Class: GIVYX

Advised by:
Greenwich Ivy Capital LLC
50 Sound View Drive, Suite 1S,
Greenwich, CT 06830

www.greenwichivyfunds.com

This Prospectus provides important information about the Fund that you should know before investing. Please read it carefully and keep it for future reference.

These securities have not been approved or disapproved by the Securities and Exchange Commission nor has the Securities and Exchange Commission passed upon the accuracy or adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

TABLE OF CONTENTS

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GREENWICH IVY LONG-SHORT FUND SUMMARY

INVESTMENT OBJECTIVE:

The Greenwich Ivy Long-Short Fund’s (the “Fund”) investment objective is long-term capital appreciation.

FEES AND EXPENSES OF THE FUND:

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund.

Shareholder Fees
(fees paid directly from your investment)	Class A	Institutional Class
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	5.75%	None
Deferred Sales Charge (Load) (as a % of original purchase price)	None	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions	None	None
Redemption Fee (as a % of amount redeemed, if sold within 60 days)		None
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)	Class A	Institutional Class
Management Fees	1.50%	1.50%
Distribution and/or Service (12b-1) Fees	0.25%	None
Other Expenses	2.05%	2.05%
Interest and Dividend Expenses Related to Short Selling	0.82%	0.82%
Remaining Other Expenses	1.23%	1.23%
Acquired Fund Fees and Expenses(1)	0.13%	0.13%
Total Annual Fund Operating Expenses	3.93%	3.68%
Fee Waiver and/or Expense Reimbursement(2)	(0.88%)	(0.88)%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	3.05%	2.80%

(1)	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies.

(2)

The Fund’s adviser, Greenwich Ivy Capital LLC (the “Adviser”) has contractually agreed to reduce its fees and to reimburse expenses, at least through January 31, 2024, to ensure that total annual Fund operating expenses after fee waiver and reimbursement (exclusive of any front-end or contingent deferred loads, taxes, leverage interest, borrowing interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, dividend expense on securities sold short, acquired (underlying) fund fees and expenses or extraordinary expenses such as litigation) will not exceed 2.10% and 1.85% of the average daily net assets attributable to the Class A shares and Institutional Class shares, respectively. These fee waivers and expense reimbursements are subject to possible recoupment from the Fund within three years of the date on which the waiver or reimbursement occurs, if such recoupment can be achieved within the lesser of the foregoing expense limits and the expense limits in place at the time of recoupment. This agreement may be terminated only by the Fund’s Board of Trustees, on 60 days’ written notice to the Adviser.

Example: This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

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The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same as those reflected in the above fee table. The Example assumes the impact of the fee waiver solely for the period of the expense reimbursement agreement shown above. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

Class	1 Year	3 Years	5 Years	10 Years
Class A
Institutional	$330	$1,152	$1,990	$4,161

Portfolio Turnover: The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the Example, affect the Fund’s performance. The Fund’s portfolio turnover rate for the fiscal period ended September 30, 2022 was 808.79%.

PRINCIPAL INVESTMENT STRATEGY:

In pursuing its investment objective of long-term capital appreciation, the Fund invests in equity securities and exchange-traded funds that primarily invest in equity securities (“ETFs”), equity futures, equity swaps, and equity options. Equity securities will include those that are issued by U.S., foreign, and emerging market companies and may be of any capitalization. The Fund may also sell short individual equity securities, equity ETFs, equity futures, equity swaps, and equity options. The Fund also may invest in inverse ETFs. During periods of market volatility, the Fund may assume a temporary defensive position by investing up to 70% of its assets in cash or cash equivalents such as money market funds and U.S. Treasury Securities.

In making investments for the Fund’s portfolio, the Adviser employs a fundamental research approach that evaluates the investment merits of equity securities, ETFs, and related instruments. The Adviser also considers overall global equity market trends in managing the Fund’s portfolio. If the Adviser considers equity market conditions to be unfavorable or uncertain, the Fund may sell short individual equity securities or shares of ETFs, invest in inverse ETFs, invest in equity options and other equity linked instruments, or allocate a significant amount of its assets to cash or cash equivalent positions.

The Fund is a non-diversified fund which means that it may invest in fewer issuers than a diversified fund. Because of the tactical nature of the Adviser’s strategy, the Fund may engage in frequent trading of its portfolio which will result in a higher portfolio turnover rate.

PRINCIPAL INVESTMENT RISKS:

As with all mutual funds, there is the risk that you could lose money through your investment in the Fund. The Fund is not intended to be a complete investment program. Many factors affect the Fund’s net asset value and performance. The Fund is subject to the risks associated with the global stock and bond markets, any of which could cause an investment to lose money.

Currency Risk. If the Fund invests in securities that trade in, and receive revenues in, foreign currencies, it will be subject to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged. As a result, the Fund’s investments in foreign currency-denominated securities may reduce the Fund’s returns.

Emerging Markets Risk. Investing in emerging markets involves not only the risks described below with respect to investing in foreign securities, but also other risks, including exposure to economic structures that are generally less diverse and mature, limited availability and reliability of information material to an investment decision, and exposure to political systems that can be expected to have less stability than those of developed countries. The typically small size of the markets of securities of issuers located in emerging markets and the possibility of a low or nonexistent volume of trading in those securities may also result in a lack of liquidity and in price volatility of those securities.

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Equity Risk. The net asset value of the Fund will fluctuate based on changes in the value of the U.S. and/or foreign equity securities held by the Fund. Equity prices can fall rapidly in response to developments affecting a specific company or industry, or to changing economic, political or market conditions.

Exchange Traded Fund Risk. The cost of investing in the Fund will be higher than the cost of investing directly in the ETFs in which it invests and may be higher than other mutual funds that invest directly in stocks and bonds. Each ETF is subject to specific risks, depending on the nature of the ETF. ETF shares may trade at a discount to or a premium above net asset value if there is a limited market in such shares. ETFs in which the Fund invests will not be able to replicate exactly the performance of the indices they track, if any, because the total return generated by the securities will be reduced by transaction costs incurred in adjusting the actual balance of the securities.

●	Inverse ETF Risk. Inverse ETFs seek to provide the inverse daily return of a particular index or group of securities. Over time, the Inverse ETF’s returns may differ dramatically from the returns of the underlying index or group of securities. Longer holding periods and market volatility will exacerbate the differences in the Inverse ETF’s returns compared to those of the index or group of securities. It is possible that an Inverse ETF may decline in value even when the value of the index or group of securities falls.

Foreign Investment Risk. Foreign investing involves risks not typically associated with U.S. investments, including adverse fluctuations in foreign currency values, adverse political, social and economic developments, less liquidity, greater volatility, less developed or less efficient trading markets, political instability and differing auditing and legal standards. Investing in emerging markets imposes risks different from, or greater than, risks of investing in foreign developed countries.

Futures Risk. The primary risks associated with the use of futures contracts are (a) the imperfect correlation between the change in market value of the instruments held by the Fund and the price of the futures contract; (b) possible lack of a liquid secondary market for a futures contract and the resulting inability to close a futures contract when desired; (c) losses caused by unanticipated market movements, which are potentially unlimited; (d) the portfolio managers’ inability to predict correctly the direction of securities prices, interest rates, currency exchange rates and other economic factors; (e) the possibility that the counterparty will default in the performance of its obligations; and (f) if the Fund has insufficient cash, it may have to sell securities from its portfolio to meet daily variation margin requirements, and the Fund may have to sell securities at a time when it may be disadvantageous to do so.

Management Risk. The portfolio manager’s judgments about the attractiveness, value and potential appreciation of particular stocks or other securities in which the Fund invests or sells short may prove to be incorrect and there is no guarantee that the portfolio manager’s judgment will produce the desired results.

Market and Geopolitical Risk. The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in the Fund’s portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, pandemics, epidemics, terrorism, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years, such as terrorist attacks around the world, natural disasters, social and political discord or debt crises and downgrades, among others, may result in market volatility and may have long term effects on both the U.S. and global financial markets. It is difficult to predict when similar events affecting the U.S. or global financial markets may occur, the effects that such events may have and the duration of those effects. Any such event(s) could have a significant adverse impact on the value and risk profile of the Fund’s portfolio. The current novel coronavirus (COVID-19) global pandemic and the aggressive responses taken by many governments, including closing borders, restricting international and domestic travel, and the imposition of prolonged quarantines or similar restrictions, as well as the forced or voluntary closure of, or operational changes to, many retail and other businesses, has had negative impacts, and in many cases severe negative impacts, on markets worldwide. It is not known how long such impacts, or any future impacts of other significant events described above, will or would last, but there could be a prolonged period of global economic slowdown, which may impact your Fund investment. Therefore, the Fund could lose money over short periods due to short-term market movements and over longer periods during more prolonged market downturns. During a general market downturn, multiple asset classes may be negatively affected. Changes in market conditions and interest rates can have the same impact on all types of securities and instruments. In times of severe market disruptions you could lose your entire investment.

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Micro Capitalization Risk. Micro capitalization companies may be newly formed or have limited product lines, distribution channels and financial and managerial resources. The risks associated with those investments are generally greater than those associated with investments in the securities of larger, more established companies. This may cause the Fund’s net asset value to be more volatile when compared to investment companies that focus only on large capitalization companies.

Non-Diversification Risk. The Fund’s portfolio may focus on a limited number of investments and will be subject to the potential for more volatility than a diversified fund.

Options Risk: There are risks associated with the sale and purchase of call and put options. As a seller (writer) of a put option, the Fund will tend to lose money if the value of the reference index or security falls below the strike price. As the seller (writer) of a call option, the Fund will tend to lose money if the value of the reference index or security rises above the strike price. As the buyer of a put or call option, the Fund risks losing the entire premium invested in the option if the Fund does not exercise the option.

Portfolio Turnover Risk. A higher portfolio turnover will result in higher transactional and brokerage costs.

Short Selling Risk. If a security sold short or other instrument increases in price, the Fund may have to cover its short position at a higher price than the short sale price, resulting in a loss. Because losses on short sales arise from increases in the value of the security sold short, such losses are theoretically unlimited. The Fund may not be able to successfully implement its short sale strategy due to limited availability of desired securities or for other reasons.

Small Capitalization Stock Risk. The earnings and prospects of small sized companies are more volatile than larger companies and may experience higher failure rates than larger companies. Small sized companies normally have a lower trading volume than larger companies, which may tend to make their market price fall more disproportionately than larger companies in response to selling pressures and may have limited markets, product lines, or financial resources and lack management experience.

PERFORMANCE:

The bar chart and performance table below show the variability of the Fund’s returns over time, which is some indication of the risks of investing in the Fund. The bar chart shows performance of the Fund’s Institutional Class shares for each full calendar year since the Fund’s inception. The performance table compares the performance of the Fund’s shares over time to the performance of a broad-based market index. You should be aware that the Fund’s past performance (before and after taxes) may not be an indication of how the Fund will perform in the future. Updated performance information will be available at no cost by calling 1-800-869-1679 and may also be available at www.greenwichivyfunds.com.

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Performance Bar Chart For Calendar Year Ended December 31, 2022
Average Annual Total Returns

Best quarter: 12-31-2020     31.75%

Worst quarter: 3-31-2020     -11.35%

	One Year	Since Inception of the Fund (12-04-19)
Institutional Class Return before taxes	-4.11%	9.58%
Institutional Class Return after taxes on distributions	-7.73%	5.03%
Institutional Class Return after taxes on distributions and sale of fund shares	-1.20%	6.58%
S&P 500 Total Return Index(1)	-15.50%	6.84%
(1) The S&P 500 Total Return Index is an unmanaged composite of 500 large capitalization companies and includes the reinvestment of dividends. This index is widely used by professional investors as a performance benchmark for large-cap stocks. You cannot invest directly in an index.

INVESTMENT ADVISER:

Greenwich Ivy Capital LLC

PORTFOLIO MANAGER:

Chetan Jindal has served as the Fund’s portfolio manager since the Fund’s inception in December 2019. Mr. Jindal founded and has served as the chief executive officer for Greenwich Ivy Capital LLC since 2018.

PURCHASE AND SALE OF FUND SHARES:

You may purchase and redeem shares of the Fund on any day that the New York Stock Exchange is open for trading. You may redeem shares by written request, telephone or through a financial intermediary. The minimum initial and subsequent investment for Class A and Institutional Class shares is $1,000 and $100, respectively, for all accounts. However, the Fund or the Adviser may waive any minimum investment requirement at its discretion.

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TAX INFORMATION:

Dividends and capital gain distributions you receive from the Fund, whether you reinvest your distributions in additional Fund shares or receive them in cash, are taxable to you at either ordinary income or capital gains tax rates unless you are investing through a tax-deferred plan such as an IRA or 401(k) plan. However, such distributions may be taxed later upon withdrawal of monies from the plan.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES:

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Adviser may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

ADDITIONAL INFORMATION ABOUT THE FUND’S PRINCIPAL INVESTMENT STRATEGIES AND RELATED RISKS

INVESTMENT OBJECTIVES:

The Fund’s investment objective is long-term capital appreciation.

The Fund’s investment objective may be changed without shareholder approval by the Fund’s Board of Trustees upon 60 days’ written notice to shareholders.

PRINCIPAL INVESTMENT STRATEGIES:

In pursuing its investment objective of long-term capital appreciation, the Fund seeks long and short investment exposure to equity securities. Equity securities will include:

●	Equities of U.S., Foreign, and Emerging Market Issuers.

●	Exchange Traded Funds that primarily invest in equities (“ETFs”).

●	Inverse ETFs that provide inverse exposure to certain equity market indices.

Equity securities in which the Fund may invest may be of any capitalization, including micro-cap and small cap equities. The Fund defines micro-cap companies as those that at the time of purchase: (i) have a market capitalization between $100 million and $750 million or (ii) are within the capitalization range of the Russell Microcap Index as of its most recent reconstitution date. The Fund may also sell short individual equity securities and shares of ETFs. The Fund at its discretion may invest up to 70% of its net assets in cash or cash equivalents, such as money market funds and U.S. Treasury securities. The Fund may also invest in equity futures, equity swaps, and equity options.

The Fund’s Adviser constructs the Fund’s portfolio by examining the set of listed global equity securities and identifying a subset of these securities that are potentially suitable for inclusion in the Fund’s portfolio. The Adviser conducts a fundamental analysis of these investment opportunities, including a financial analysis of the underlying balance sheet, cash flow, and income statement metrics of each security. The Adviser also conducts a qualitative assessment of each security’s underlying businesses and assets, taking into consideration aspects such as business model durability, economic resiliency, and management capability. Based upon the aforementioned analyses, the Adviser reaches a determination as to whether each security is incorrectly priced in the market, and therefore whether it merits a place in the portfolio either as a long or short investment. From this list of securities suitable for inclusion in the Fund, the Adviser constructs a portfolio to achieve the best risk-adjusted investment returns over time. The Adviser adjusts the portfolio on an ongoing basis to respond to the changing market opportunity set, including altering the portfolio’s mix of long versus short and U.S. versus non-U.S. investments, among other factors.

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The Fund is a non-diversified fund, which means that it may invest in fewer issuers than a diversified fund. Because of the tactical nature of the Adviser’s strategy, the Fund may engage in frequent trading of its portfolio which will result in a higher portfolio turnover rate.

PRINCIPAL INVESTMENT RISKS:

Currency Risk. Currency trading involves significant risks, including market risk, interest rate risk, country risk, counterparty credit risk and short sale risk. Market risk results from the price movement of foreign currency values in response to shifting market supply and demand. Since exchange rate changes can readily move in one direction, a currency position carried overnight or over a number of days may involve greater risk than one carried a few minutes or hours. Interest rate risk arises whenever a country changes its stated interest rate target associated with its currency. Country risk arises because virtually every country has interfered with international transactions in its currency. Interference has taken the form of regulation of the local exchange market, restrictions on foreign investment by residents, or limits on inflows of investment funds from abroad. Restrictions on the exchange market or on international transactions are intended to affect the level or movement of the exchange rate. This risk could include the country issuing a new currency, effectively making the “old” currency worthless. The Fund may also take short positions, through derivatives, if the Adviser believes the value of a currency is likely to depreciate in value. A “short” position is, in effect, similar to a sale in which the Fund sells a currency it does not own but has borrowed in anticipation that the market price of the currency will decline. The Fund must replace a short currency position by purchasing it at the market price at the time of replacement, which may be more or less than the price at which the Fund took a short position in the currency.

Emerging Market Risk. The Fund may invest in countries with newly organized or less developed securities markets. There are typically greater risks involved in investing in emerging markets securities. Generally, economic structures in these countries are less diverse and mature than those in developed countries and their political systems tend to be less stable. Emerging market countries may have different regulatory, accounting, auditing, and financial reporting and record keeping standards and may have material limitations on PCAOB inspection, investigation, and enforcement. Therefore, the availability and reliability of information material to an investment decision, particularly financial information, in emerging market companies may be limited in scope and reliability as compared to information provided by U.S. companies. Emerging market economies may be based on only a few industries, therefore security issuers, including governments, may be more susceptible to economic weakness and more likely to default. Emerging market countries also may have relatively unstable governments, weaker economies, and less-developed legal systems with fewer security holder rights. Investments in emerging markets countries may be affected by government policies that restrict foreign investment in certain issuers or industries. The potentially smaller size of their securities markets and lower trading volumes can make investments relatively illiquid and potentially more volatile than investments in developed countries, and such securities may be subject to abrupt and severe price declines. Due to this relative lack of liquidity, the Fund may have to accept a lower price or may not be able to sell a portfolio security at all. An inability to sell a portfolio position can adversely affect a Fund’s value or prevent a Fund from being able to meet cash obligations or take advantage of other investment opportunities.

Equity Risk. Equity securities are susceptible to general stock market fluctuations and to volatile increases and decreases in value. The equity securities held by the Fund may experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors affecting securities markets generally, the equity securities of a particular sector, or a particular company.

ETF Risk. The Fund may invest in ETFs, as part of its principal investment strategies. ETFs are subject to investment advisory and other expenses, which will be indirectly paid by the Fund. As a result, your cost of investing in the Fund will be higher than the cost of investing directly in ETFs and may be higher than other mutual funds that invest directly in stocks and bonds. ETFs are listed on national stock exchanges and are traded like stocks listed on an exchange. ETF shares may trade at a discount to or a premium above net asset value if there is a limited market in such shares. ETFs are also subject to brokerage and other trading costs, which could result in greater expenses to the Fund. Because the value of ETF shares depends on the demand in the market, the Adviser may not be able to liquidate the Fund’s holdings at the most optimal time, adversely affecting performance. Each ETF is subject to specific risks, depending on the nature of its investment strategy. These risks could include liquidity risk, sector risk and emerging market risk. In addition, ETFs that use derivatives may be subject to counterparty risk, liquidity risk, and other risks commonly associated with investments in derivatives. ETFs in which the Fund invests will not be able to replicate exactly the performance of the indices they track, if any, because the total return generated by the securities will be reduced by transaction costs incurred in adjusting the actual balance of the securities. In addition, the ETFs in which the Fund invests will incur expenses not incurred by their applicable indices. Certain securities comprising the indices tracked by the ETFs may, from time to time, temporarily be unavailable, which may further impede the ETFs’ ability to track their applicable indices.

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●	Inverse ETF Risk. Inverse ETFs seek to provide the inverse daily return of a particular index or group of securities. Over time, the Inverse ETF’s returns may differ dramatically from the returns of the underlying index or group of securities. Longer holding periods and market volatility will exacerbate the differences in the Inverse ETF’s returns compared to those of the index or group of securities. It is possible that an Inverse ETF may decline in value even when the value of the index or group of securities falls.

Foreign Investment Risk. Foreign investing involves risks not typically associated with U.S. investments, including adverse fluctuations in foreign currency values, adverse political, social and economic developments, less liquidity, greater volatility, less developed or less efficient trading markets, political instability and differing auditing and legal standards. Investing in emerging markets imposes risks different from, or greater than, risks of investing in foreign developed countries.

Futures Risk. The primary risks associated with the use of futures contracts are (a) the imperfect correlation between the change in market value of the instruments held by the Fund and the price of the futures contract; (b) possible lack of a liquid secondary market for a futures contract and the resulting inability to close a futures contract when desired; (c) losses caused by unanticipated market movements, which are potentially unlimited; (d) the portfolio managers’ inability to predict correctly the direction of securities prices, interest rates, currency exchange rates and other economic factors; (e) the possibility that the counterparty will default in the performance of its obligations; and (f) if the Fund has insufficient cash, it may have to sell securities from its portfolio to meet daily variation margin requirements, and the Fund may have to sell securities at a time when it may be disadvantageous to do so.

Limited History of Operations Risk. The Fund is a new mutual fund and has a limited history of operations for investors to evaluate. Investors in the Fund bear the risk that the Fund may not be successful in implementing its investment strategies, may be unable to implement certain of its investment strategies or may fail to attract sufficient assets, any of which could result in the Fund being liquidated and terminated at any time without shareholder approval and at a time that may not be favorable for all shareholders. Such a liquidation could have negative tax consequences for shareholders and will cause shareholders to incur expenses of liquidation. Mutual funds and their advisers are subject to restrictions and limitations imposed by the 1940 Act and the Code that do not apply to the Adviser’s management of individual and institutional accounts. As a result, the Adviser may not achieve its intended result in managing the Fund.

Management Risk. The Adviser’s reliance on its strategy and its judgments about the value and potential appreciation of securities in which the Fund invests may prove to be incorrect, including the Adviser’s tactical allocation of the Fund’s portfolio among its investments. The ability of the Fund to meet its investment objective is directly related to the Adviser’s proprietary investment process. The Adviser’s assessment of the relative value of securities, their attractiveness, and the potential appreciation of particular investments in which the Fund invests may prove to be incorrect and there is no guarantee that the Adviser’s investment strategy will produce the desired results.

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Market and Geopolitical Risk. The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in the Fund’s portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, climate change and climate-related events, pandemics, epidemics, terrorism, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years, such as terrorist attacks around the world, natural disasters, social and political discord or debt crises and downgrades, among others, may result in market volatility and may have long term effects on both the U.S. and global financial markets. It is difficult to predict when similar events affecting the U.S. or global financial markets may occur, the effects that such events may have and the duration of those effects. Any such event(s) could have a significant adverse impact on the value and risk profile of the Fund’s portfolio. The novel coronavirus (COVID-19) global pandemic and the aggressive responses taken by many governments, including closing borders, restricting international and domestic travel, and the imposition of prolonged quarantines or similar restrictions, as well as the forced or voluntary closure of, or operational changes to, many retail and other businesses, had negative impacts, and in many cases severe negative impacts, on markets worldwide. It is not known how long such impacts, or any future impacts of other significant events described above, will or would last, but there could be a prolonged period of global economic slowdown, which may impact your Fund investment. Therefore, the Fund could lose money over short periods due to short-term market movements and over longer periods during more prolonged market downturns. During a general market downturn, multiple asset classes may be negatively affected. Changes in market conditions and interest rates can have the same impact on all types of securities and instruments. In times of severe market disruptions you could lose your entire investment.

Micro Capitalization Risk. Micro capitalization companies may be newly formed or have limited product lines, distribution channels and financial and managerial resources. The risks associated with those investments are generally greater than those associated with investments in the securities of larger, more established companies. This may cause the Fund’s net asset value to be more volatile when compared to investment companies that focus only on large capitalization companies.

Generally, securities of micro capitalization companies are more likely to experience sharper swings in market value in less liquid markets in which it may be more difficult for the Adviser to sell at times and at prices that the Adviser believes appropriate. Securities of micro capitalization companies generally are more volatile than those of larger companies. Compared to large companies, micro capitalization companies are more likely to have (i) less information publicly available, (ii) more limited product lines or markets and less mature businesses, (iii) fewer capital resources, (iv) more limited management depth and (v) shorter operating histories. Further, the equity securities of micro capitalization companies are often traded over the counter and generally experience a lower trading volume than is typical for securities that are traded on a national securities exchange. Consequently, the Fund may be required to dispose of these securities over a larger period of time (and potentially at less favorable prices) than would be the case for securities of larger companies, equating to greater potential for gains and losses and associated tax consequences.

Non-Diversification Risk. The Fund is non-diversified. This means that it may invest a larger portion of its assets in a limited number of companies than a diversified fund. Because a relatively high percentage of the Fund’s assets may be invested in the securities of a limited number of companies that could be in the same or related economic sectors, the Fund’s portfolio may be more susceptible to any single economic, technological or regulatory occurrence than the portfolio of a diversified fund.

Options Risk: There are risks associated with the sale and purchase of call and put options. As a seller (writer) of a put option, the Fund will tend to lose money if the value of the reference index or security falls below the strike price. As the seller (writer) of a call option, the Fund will tend to lose money if the value of the reference index or security rises above the strike price. As the buyer of a put or call option, the Fund risks losing the entire premium invested in the option if the Fund does not exercise the option. Because option premiums paid or received by the Fund are small in relation to the market value of the investments underlying the options, buying and selling put and call options can be more speculative than investing directly in securities. Purchased put options may decline in value due to changes in value of the underlying reference asset.

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Portfolio Turnover Risk. A higher portfolio turnover will result in higher transactional and brokerage costs.

Short Selling Risk. If a security or other instrument sold short increases in price, the Fund may have to cover its short position at a higher price than the short sale price, resulting in a loss. The Fund may have substantial short security positions and must borrow those securities to make delivery to the buyer. The Fund may not be able to borrow a security that it needs to deliver or it may not be able to close out a short position at an acceptable price and may have to sell related long positions before it had intended to do so. Thus, the Fund may not be able to successfully implement its short sale strategy due to limited availability of desired securities or for other reasons.

The Fund also may be required to pay a commission and other transaction costs, which would increase the cost of the security sold short. The amount of any gain will be decreased, and the amount of any loss increased, by the amount of the commission, dividends, interest or expenses the Fund may be required to pay in connection with the short sale.

Until the Fund replaces a borrowed security, it is required to maintain a account of cash or liquid assets with the Fund’s broker. The Fund’s ability to access the pledged collateral may also be impaired in the event the broker fails to comply with the terms of the contract. In such instances the Fund may not be able to substitute or sell the pledged collateral. Additionally, the Fund must maintain sufficient liquid assets (less any additional collateral pledged to the broker), marked-to-market daily, to cover the short sale obligations. This may limit the Fund’s investment flexibility, as well as its ability to meet redemption requests or other current obligations.

Because losses on short sales arise from increases in the value of the security sold short, such losses are theoretically unlimited. By contrast, a loss on a long position arises from decreases in the value of the security and is limited by the fact that a security’s value cannot go below zero.

Small Capitalization Stock Risk. The stocks of small capitalization companies involve substantial risk. These companies may have limited product lines, markets or financial resources, and they may be dependent on a limited management group. Stocks of these companies may be subject to more abrupt or erratic market movements than those of larger, more established companies or the market averages in general.

TEMPORARY INVESTMENTS

To respond to adverse market, economic, political or other conditions, the Fund may invest 100% of its total assets, without limitation, in high-quality short-term debt securities and money market instruments. These short-term debt securities and money market instruments include: shares of money market mutual funds, commercial paper, certificates of deposit, bankers’ acceptances, U.S. Government securities and repurchase agreements. While the Fund is in a defensive position, the opportunity to achieve its investment objective will be limited. Furthermore, to the extent that the Fund invests in money market mutual funds for cash positions, there will be some duplication of expenses because the Fund pays its pro-rata portion of such money market funds’ advisory fees and operational fees. The Fund may also invest a substantial portion of its assets in such instruments at any time to maintain liquidity or pending selection of investments in accordance with its policies.

PORTFOLIO HOLDINGS DISCLOSURE

A description of the Fund’s policies regarding the release of portfolio holdings information is available in the Fund’s Statement of Additional Information (“SAI”).

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CYBERSECURITY

The computer systems, networks and devices used by the Fund and its service providers to carry out routine business operations employ a variety of protections designed to prevent damage or interruption from computer viruses, network failures, computer and telecommunication failures, infiltration by unauthorized persons and security breaches. Despite the various protections utilized by the Fund and its service providers, systems, networks, or devices potentially can be breached.

The Fund and its shareholders could be negatively impacted as a result of a cybersecurity breach. Cybersecurity breaches can include unauthorized access to systems, networks, or devices; infection from computer viruses or other malicious software code; and attacks that shut down, disable, slow, or otherwise disrupt operations, business processes, or website access or functionality. Cybersecurity breaches may cause disruptions and impact the Fund’s business operations, potentially resulting in financial losses; interference with the Fund’s ability to calculate its net asset value (“NAV”); impediments to trading; the inability of the Fund, the Adviser, and other service providers to transact business; violations of applicable privacy and other laws; regulatory fines, penalties, reputational damage, reimbursement or other compensation costs, or additional compliance costs; as well as the inadvertent release of confidential information.

Similar adverse consequences could result from cybersecurity breaches affecting issuers of securities in which the Fund invests; counterparties with which the Fund engages in transactions; governmental and other regulatory authorities; exchange and other financial market operators, banks, brokers, dealers, insurance companies, and other financial institutions (including financial intermediaries and service providers for the Fund’s shareholders); and other parties. In addition, substantial costs may be incurred by these entities in order to prevent any cybersecurity breaches in the future.

MANAGEMENT

INVESTMENT ADVISER:

Greenwich Ivy Capital LLC, located at 50 Sound View Drive, Suite 1S, Greenwich, CT 06830, serves as investment adviser to the Fund. Subject to the authority of the Board of Trustees (the “Board” or the “Trustees”), the Adviser is responsible for the overall management of the Fund’s investment portfolio. The Adviser is responsible for selecting and supervising the Fund’s investments according to the Fund’s investment objectives, policies, and restrictions. The Adviser is a Delaware limited liability company formed in 2018 to provide investment advisory services to individual and institutional clients and registered funds. As of September 30, 2022, the Adviser had approximately $21 million in assets under management.

Pursuant to a management agreement, the Fund pays the Adviser, on a monthly basis, an annual advisory fee equivalent to 1.50% of the Fund’s average daily net assets. The Adviser has contractually agreed to reduce its fees and to reimburse expenses, at least through January 31, 2024 to ensure that total annual Fund operating expenses after fee waiver and reimbursement (exclusive of any front-end or contingent deferred loads, taxes, leverage interest, borrowing interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, dividend expense on securities sold short, acquired (underlying) fund fees and expenses or extraordinary expenses such as litigation) will not exceed 2.10% and 1.85% of the average daily net assets attributable to the Class A shares and Institutional Class shares of the Fund, respectively. These fee waivers and expense reimbursements are subject to possible recoupment from the Fund within three years after the date on which the waiver or reimbursement occurs, if such recoupment can be achieved within the lesser of the foregoing expense limits and the expense limits in place at the time of recoupment. This agreement may be terminated only by the Board, on 60 days’ written notice to the Adviser. Fee waiver and reimbursement arrangements can decrease the Fund’s expenses and boost its performance. A discussion regarding the basis for the Board’s approval of the Management Agreement will be available in the Fund’s semi-annual report dated March 31, 2022. For the fiscal period ended September 30, 2022 the Adviser received a net advisory fee equivalent of 0.62% of the Fund’s average daily net assets.

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PORTFOLIO MANAGER:

Mr. Chetan Jindal has served the Fund as portfolio manager since the Fund commenced operations in December 2019. Prior to founding the Adviser, Mr. Jindal was formerly a partner at a global asset management firm from 2007 to 2017. In 2004, Mr. Jindal earned his Bachelor of Science degree in Economics and Computer Science from Yale University.

The Fund’s SAI provides additional information about the Portfolio Manager’s compensation structure, other accounts managed by the Portfolio Manager, and the Portfolio Manager’s ownership of shares of the Fund.

HOW SHARES ARE PRICED

The Fund’s assets are generally valued at their market value using market quotations. The Fund may use pricing services to determine market value. If market prices are not available or, in the Adviser’s opinion, market prices do not reflect fair value, or if an event occurs after the close of trading on the domestic or foreign exchange or market on which the security is principally traded (but prior to the time the NAV is calculated) that materially affects fair value, the Adviser will value the Fund’s assets at their fair value according to policies approved by the Fund’s Board. For example, if trading in a portfolio security is halted and does not resume before the Fund calculates its NAV, the Adviser may need to price the security using the Fund’s fair value pricing guidelines. Without a fair value price, short term traders could take advantage of the arbitrage opportunity and dilute the NAV of long term investors. Securities trading on overseas markets present time zone arbitrage opportunities when events affecting portfolio security values occur after the close of the overseas market, but prior to the close of the U.S. market. Fair valuation of the Fund’s portfolio securities can serve to reduce arbitrage opportunities available to short term traders, but there is no assurance that fair value pricing policies will prevent dilution of a Fund’s NAV by short term traders. Fair valuation involves subjective judgments and it is possible that the fair value determined for a security may differ materially from the value that could be realized upon the sale of the security. The Fund may invest in ETFs and other investment companies (“Underlying Funds”). The Fund’s NAV is calculated based, in part, upon the market prices of the Underlying Funds in its portfolio, and the prospectuses of those companies explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing. Because foreign securities trade on days when the Fund’s shares are not priced, the value of securities held by the Fund can change on days when the Fund’s shares cannot be purchased or redeemed.

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HOW TO PURCHASE SHARES

SHARE CLASSES

This Prospectus describes the following share classes offered by the Fund: Class A shares and Institutional Class shares. Under this Prospectus, the Fund offers two classes of shares so that you can choose the class that best suits your investment needs. Refer to the information below so that you can choose the class that best suits your investment needs. The main differences between the share classes are sales charges, ongoing fees and minimum initial investment. Class A shares pay an annual distribution fee of 0.25% of average daily net assets attributable to those share classes – for distribution and shareholder servicing expenses pursuant to the Trust’s Master Distribution and Shareholder Servicing Plans adopted pursuant to Rule 12b-1. Institutional Class shares do not pay such fees. Class A shares are subject to a sales load on all purchases of up to 5.75%; and Institutional Class shares are not subject to a sales charge. For information on ongoing distribution fees, see Distribution (12b-1) and Shareholder Servicing Fees on page 25 of this Prospectus. Each class of shares in the Fund represents interest in the same portfolio of investments within the Fund. There is no investment minimum on reinvested distributions and the Fund may change investment minimums at any time. The Fund and Adviser may waive sales charges, as described below, and investment minimums. All share classes may not be available for purchase in all states.

CLASS A SHARES

Class A shares are offered at their public offering price, which is NAV plus the applicable sales charge and are subject to 12b-1 distribution and/or shareholder servicing fees of 0.25% on an annualized basis of the average daily net assets of Class A shares. The 12b-1 fees are accrued and paid monthly. Over time, fees paid under this distribution and service plan will increase the cost of a Class A shareholder’s investment and may cost more than other types of sales charges. The minimum initial investment in Class A shares of the Fund is $2,500 for all accounts. The minimum subsequent investment in Class A shares of the Fund is $250 for all accounts. The sales charge varies, depending on how much you invest. There are no sales charges on reinvested distributions. The following sales charges apply to your purchases of Class A shares of the Fund, unless waived by the Fund, Adviser or your financial intermediary as described under “Sales Charge Waivers”:

Amount Invested	Sales Charge as a % of Offering Price(1)	Sales Charge as a % of Amount Invested	Dealer Reallowance
Under $25,000	5.75%	6.10%	5.00%
$25,000 to $49,999	5.00%	5.26%	4.25%
$50,000 to $99,999	4.75%	4.99%	4.00%
$100,000 to $249,999	3.75%	3.83%	3.25%
$250,000 to $499,999	2.50%	2.56%	2.00%
$500,000 to $999,999	2.00%	2.04%	1.75%
$1,000,000 and above	0.00%	0.00%	See below

(1) Offering price includes the front-end sales load. The sales charge you pay may differ slightly from the amount set forth above because of rounding that occurs in the calculation used to determine your sales charge.

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A selling broker may receive commissions on purchases of Class A shares over $1 million calculated as follows: 1.00% on purchases between

$1 million and $3 million, 0.50% on amounts over $3 million but less than $5 million, 0.25% on amounts over $5 million. The commission rate is determined based on the purchase amount combined with the current market value of existing investments in Class A shares.

As shown, investors that purchase $1,000,000 or more of the Fund’s Class A shares will not pay any initial sales charge on the purchase. However, purchases of $1,000,000 or more of Class A shares may be subject to a contingent deferred sales charge (“CDSC”) on shares redeemed during the first 18 months after their purchase in the amount of the commissions paid on the shares redeemed.

How to Reduce Your Sales Charge

You may be eligible to purchase Class A shares at a reduced sales charge. To qualify for these reductions, you must notify the Fund’s distributor, Arbor Court Capital, LLC (the “distributor”), in writing and supply your account number at the time of purchase. You may combine your purchase with those of your “immediate family” (your spouse and your children under the age of 21) for purposes of determining eligibility. If applicable, you will need to provide the account numbers of your spouse and your minor children as well as the ages of your minor children.

Rights of Accumulation: To qualify for the lower sales charge rates that apply to larger purchases of Class A shares, you may combine your new purchases of Class A shares with Class A shares of the Fund that you already own. The applicable initial sales charge for the new purchase is based on the total of your current purchase and the current value of all other Class A shares that you own. The reduced sales charge will apply only to current purchases and must be requested in writing when you buy your shares.

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Shares of the Fund held as follows cannot be combined with your current purchase for purposes of reduced sales charges:

●	Shares held indirectly through financial intermediaries other than your current purchase broker-dealer (for example, a different broker-dealer, a bank, a separate insurance company account or an investment advisor),

●	Shares held through an administrator or trustee/custodian of an Employer Sponsored Retirement Plan (for example, a 401(k) plan) other than employer-sponsored IRAs, and

●	Shares held directly in the Fund account on which the broker-dealer (financial advisor) of record is different than your current purchase broker-dealer.

Letter of Intent: Under a Letter of Intent (LOI), you commit to purchase a specified dollar amount of Class A shares of the Fund, with a minimum of $25,000, during a 13-month period. At your written request, Class A shares purchases made during the previous 90 days may be included. The amount you agree to purchase determines the initial sales charge you pay. If the full-face amount of the LOI is not invested by the end of the 13-month period, your account will be adjusted to the higher initial sales charge level for the amount actually invested. You are not legally bound by the terms of your LOI to purchase the amount of your shares stated in the LOI. The LOI does, however, authorize the Fund to hold in escrow 5% of the total amount you intend to purchase. If you do not complete the total intended purchase at the end of the 13-month period, the Fund’s transfer agent will redeem the necessary portion of the escrowed shares to make up the difference between the reduced rate sales charge (based on the amount you intended to purchase) and the sales charge that would normally apply (based on the actual amount you purchased).

Repurchase of Class A Shares: If you have redeemed Class A shares of the Fund within the past 120 days, you may repurchase an equivalent amount of Class A shares of the Fund at NAV, without the normal front-end sales charge. In effect, this allows you to reacquire shares that you may have had to redeem, without repaying the front-end sales charge. You may exercise this privilege only once and must notify the Fund that you intend to do so in writing. The Fund must receive your purchase order within 120 days of your redemption. Note that if you reacquire shares through separate installments (e.g., through monthly or quarterly repurchases), the sales charge waiver will only apply to those portions of your repurchase order received within 120 days of your redemption.

Sales Charge Waivers

The sales charge on purchases of Class A shares is waived for certain types of investors, including:

●	Current and retired directors and officers of the Fund, or the Adviser, or any of their subsidiaries or affiliates, or their families (e.g., spouse, children, mother or father).

●	Employees of the Adviser and their families, or any full-time employee or registered representative of the distributor or of broker-dealers (each a “Selling Broker”) and their affiliates having dealer agreements with the distributor and their immediate families (or any trust, pension, profit-sharing or other benefit plan for the benefit of such persons).

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●	Any full-time employee of a bank, savings and loan, credit union or other financial institution that utilizes a Selling Broker to clear purchases of the fund’s shares and their immediate families.

●	Participants in certain “wrap-fee” or asset allocation programs or other fee-based arrangements sponsored by broker-dealers and other financial institutions that have entered into agreements with the distributor.

●	Clients of financial intermediaries that have entered into an agreement with the distributor providing for the shares to be used in particular investment products made available to such clients and for which such registered investment advisers may charge a separate fee.

●	Clients of financial intermediaries that have entered into an agreement with the distributor to offer shares to self-directed investment brokerage accounts, whether or not such accounts are subject to transaction fees.

●	Institutional investors (which may include bank trust departments and registered investment advisers).

●	Any accounts established on behalf of registered investment advisers or their clients by broker-dealers that charge a transaction fee and that have entered into agreements with the distributor.

●	Separate accounts used to fund certain unregistered variable annuity contracts or Section 403(b) or 401(a) or (k) accounts.

In addition, the Fund and the Adviser may also waive sales charges for other investor types and under other circumstances at their discretion. The Fund does not waive sales charges for the reinvestment of proceeds from the sale of shares of a different fund where those shares were subject to a front-end sales charge (sometimes called “NAV transfer”). Whether a sales charge waiver is available for your retirement plan or charitable account depends upon the policies and procedures of your intermediary. Please consult your financial adviser for further information.

The availability of certain sales charge waivers and discounts to Class A Shares of the Fund will depend on whether you purchase your Class A Shares directly from the Fund or through a financial intermediary. Intermediaries may have different policies and procedures (from those described above for Class A Shares generally) regarding the availability of front-end sales load waivers or contingent deferred (back-end) sales load (“CDSC”) waivers, which are discussed below. Please see below and Appendix A attached to this prospectus regarding variations in sales loads offered by certain intermediaries. In all instances, it is the purchaser’s responsibility to notify the Fund or the purchaser’s financial intermediary at the time of purchase of any relationship or other facts qualifying the purchaser for sales charge waivers or discounts. For waivers and discounts not available through a particular intermediary, shareholders will have to purchase Fund shares directly from the Fund or through another intermediary to receive such waivers or discounts.

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INSTITUTIONAL CLASS SHARES

Institutional Class shares of the Fund are sold at NAV without an initial sales charge and are not subject to 12b-1 distribution fees. This means that 100% of your initial investment is placed into shares of the Fund. Institutional Class shares are intended to be offered to institutional investors through select channels that are not available to all investors. However, the Fund or the Adviser may admit investors at its discretion and waive any minimum investment requirement.

MINIMUM INVESTMENTS:

The minimum initial and subsequent investment for Class A and Institutional Class shares is $1,000 and $100, respectively, for all accounts. However, the Fund or the Adviser may waive any minimum investment requirement at its discretion.

There is no minimum investment requirement when you are buying shares by reinvesting dividends and distributions from the Fund. Investment minimums may be higher or lower for investors purchasing shares through a brokerage firm or other financial institution. To the extent investments of individual investors are aggregated into an omnibus account established by an investment adviser, brokerage firm, retirement plan sponsor or other intermediary, the account minimums apply to the omnibus account, not to the account of the individual investor.

For accounts sold through brokerage firms and other intermediaries, it is the responsibility of the brokerage firm or intermediary to enforce compliance with investment minimums.

OPENING AN ACCOUNT:

The Fund is a separate series of Collaborative Investment Series Trust (the “Trust”), and you may purchase shares directly from the Fund. You also may purchase shares through a brokerage firm or other intermediary that has contracted with the Trust to sell shares of the Fund. You may be charged a separate fee by the brokerage firm or other intermediary through whom you purchase shares.

If you are investing directly in the Fund for the first time, please call the Fund’s transfer agent at 1-800-869-1679 to request a Shareholder Account Application. You will need to establish an account before investing. Be sure to sign up for all the account options that you plan to take advantage of. For example, if you would like to be able to redeem your shares by telephone, you should select this option on your Shareholder Account Application. Doing so when you open your account means that you will not need to complete additional paperwork later.

Your investment in the Fund should be intended as a long-term investment vehicle. The Fund is not designed to provide you with a means of speculating on the short-term fluctuations in the stock market. The Fund reserves the right to reject any purchase request that it regards as disruptive to the efficient management of the Fund, which includes investors with a history of excessive trading. The Fund also reserves the right to stop offering shares at any time.

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To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account. This means that when you open an account, we will ask for your name, address, date of birth, and other information that will allow us to identify you. We also may ask for other identifying documents or information, and may take additional steps to verify your identity. We may not be able to open your account or complete a transaction for you until we are able to verify your identity. If you have any questions regarding the Fund, please call 1-800-869-1679.

You may buy shares on any “business day.” Business days are Monday through Friday, other than days the New York Stock Exchange (NYSE) is closed, including the following holidays: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Juneteenth, Independence Day, Labor Day, Thanksgiving and Christmas Day.

Shares of the Funds are sold at NAV. The NAV generally is calculated as of the close of trading on the NYSE every day the NYSE is open. The NYSE normally closes at 4:00 p.m. Eastern Time (“ET”). The Fund’s NAV is calculated by taking the total value of the Fund’s assets, subtracting its liabilities, and then dividing by the total number of shares outstanding, rounded to the nearest cent.

If you are purchasing directly from the Trust, send the completed Shareholder Account Application and a check payable to the Fund in which you are investing to the following address:

Collaborative Investment Series Trust
c/o Mutual Shareholder Services, LLC
8000 Town Centre Drive, Suite 400
Broadview Heights, OH 44147-4031

Purchase orders received in “proper form” by the Fund’s transfer agent before the close of trading on the NYSE will be effective at the NAV next calculated after your order is received. On occasion, the NYSE closes before 4:00 p.m. ET. When that happens, purchase orders received after the NYSE closes will be effective the following business day.

To be in “proper form,” the purchase order must include:

●	Fund name and account number;

●	Account name(s) and address;

●	The dollar amount or number of shares you wish to purchase.

The Fund may limit the amount of purchases and refuse to sell to any person.

Method of Payment. All purchases (both initial and subsequent) must be made in U.S. dollars and checks must be drawn on U.S. banks. Cash, credit cards and third party checks will not be accepted. Third-party checks and checks drawn on a non-U.S. financial institution will not be accepted, even if payment may be effected through a U.S. financial institution. Checks made payable to any individual or company and endorsed to Collaborative Investment Series Trust or the Fund are considered third-party checks.

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A $20 fee will be charged against your account for any payment check returned to the transfer agent or for any incomplete electronic funds transfer, or for insufficient funds, stop payment, closed account or other reasons. If a check does not clear your bank or the Fund is unable to debit your pre-designated bank account on the day of purchase, the Fund reserves the right to cancel the purchase. If your purchase is canceled, you will be responsible for any losses or fees imposed by your bank and losses that may be incurred as a result of a decline in the value of the canceled purchase. The Fund (or the Fund’s agent) each have the authority to redeem shares in your account(s) to cover any losses due to fluctuations in share price. Any profit on such cancellation will accrue to the Fund.

If you choose to pay by wire, you must call the Fund’s transfer agent at 1-800-869-1679 to set up your account, to obtain an account number, and obtain instructions on how to complete the wire transfer.

Wire orders will be accepted only on a day on which the Fund, custodian and transfer agent are open for business. A wire purchase will not be considered made until the wired money and the purchase order are received by the Fund. Any delays that may occur in wiring money, including delays that may occur in processing by the banks, are not the responsibility of the Fund or its transfer agent. The Fund presently does not charge a fee for the receipt of wired funds, but the Fund may charge shareholders for this service in the future.

AUTOMATIC INVESTMENT PLANS:

By completing the Automatic Investment Plan section of the account application, you may make automatic monthly investments ($100 minimum per purchase) from your bank or savings account.

OTHER PURCHASE INFORMATION:

If your wire does not clear, you will be responsible for any loss incurred by the Fund. If you are already a shareholder, the Fund can redeem shares from any identically registered account in the Fund as reimbursement for any loss incurred. You may be prohibited or restricted from making future purchases in the Fund.

The Fund may authorize certain brokerage firms and other intermediaries (including its designated correspondents) to accept purchase and redemption orders on its behalf. The Fund is deemed to have received an order when the authorized person or designee receives the order, and the order is processed at the NAV next calculated thereafter. It is the responsibility of the brokerage firm or other intermediary to transmit orders promptly to the Funds’ transfer agent.

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HOW TO REDEEM SHARES

REDEEMING SHARES:

You may redeem your shares on any business day. Redemption orders received in proper form by the Fund’s transfer agent or by a brokerage firm or other intermediary selling Fund shares before 4:00 p.m. ET (or before the NYSE closes if the NYSE closes before 4:00 p.m. ET) will be processed at that day’s NAV. Your brokerage firm or intermediary may have an earlier cut-off time.

“Proper form” means your request for redemption must:

●	Include the Fund name and account number;

●	Include the account name(s) and address;

●	State the dollar amount or number of shares you wish to redeem; and

●	Be signed by all registered share owner(s) in the exact name(s) and any special capacity in which they are registered.

The Fund may require that the signatures be guaranteed if the mailing address of the account has been changed within 30 days of the redemption request. The Fund also may require that signatures be guaranteed for redemptions of $25,000 or more. Signature guarantees are for the protection of shareholders. You can obtain a signature guarantee from most banks and securities dealers, but not from a notary public. All documentation requiring a signature guarantee must utilize a New Technology Medallion stamp. For joint accounts, both signatures must be guaranteed. Please call the transfer agent at 1-800-869-1679 if you have questions regarding signature guarantees. At the discretion of the Fund, you may be required to furnish additional legal documents to insure proper authorization. The Fund will not make checks payable to any person other than the shareholder(s) of record.

Shares of the Fund may be redeemed by mail or telephone. You may receive redemption payments in the form of a check or federal wire transfer. A wire transfer fee of $20 will be charged to defray custodial charges for redemptions paid by wire transfer. Any charges for wire redemptions will be deducted from your account by redemption of shares. If you redeem your shares through a brokerage firm or other intermediary, you may be charged a fee by that institution.

REDEEMING BY MAIL:

You may redeem any part of your account in the Fund by mail at no charge. Your request, in proper form, should be addressed to:

Collaborative Investment Series Trust
c/o Mutual Shareholder Services, LLC
8000 Town Centre Drive, Suite 400
Broadview Heights, OH 44147-4031

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TELEPHONE REDEMPTIONS:

You may redeem any part of your account in a Fund by calling the transfer agent at 1-800-869-1679. You must first complete the Optional Telephone Redemption and Exchange section of the investment application to institute this option. The Fund, the transfer agent and the custodian are not liable for following redemption instructions communicated by telephone to the extent that they reasonably believe the telephone instructions to be genuine. However, if they do not employ reasonable procedures to confirm that telephone instructions are genuine, they may be liable for any losses due to unauthorized or fraudulent instructions. Procedures employed may include recording telephone instructions and requiring a form of personal identification from the caller.

The Fund may terminate the telephone redemption procedures at any time. During periods of extreme market activity it is possible that shareholders may encounter some difficulty in telephoning the Fund, although neither the Fund nor the transfer agent has ever experienced difficulties in receiving and responding to telephone requests for redemptions or exchanges in a timely fashion. If you are unable to reach the Fund by telephone, you may request a redemption or exchange by mail.

REDEMPTIONS IN KIND:

The Fund reserves the right to honor requests, in regular and stressed market conditions, for redemption or repurchase orders made by a shareholder during any 90-day period by making payment in whole or in part in portfolio securities (“redemption in kind”) on the amount of such a request that is large enough to affect operations (that is, on the amount of the request that is greater than the lesser of $250,000 or 1% of the Fund’s net assets at the beginning of the 90-day period). In-kind redemptions of Fund shares will be redeemed pro rata to the extent that doing so is reasonable and in the best interests of the Fund and its shareholders. The securities will be chosen by the Fund and valued using the same procedures as used in calculating the Fund’s NAV. A shareholder may incur transaction expenses in converting these securities to cash.

ADDITIONAL REDEMPTION INFORMATION:

If you are not certain of the redemption requirements, please call the transfer agent at 1-800-869-1679. Redemptions specifying a certain date or share price cannot be accepted and will be returned. The Fund typically expects that it will take up to 5 days following the receipt of your redemption request to pay out redemption proceeds by check or electronic transfer. The Fund typically expects to pay redemptions from cash, cash equivalents, proceeds from the sale of fund shares, any lines of credit and then from the sale of portfolio securities. These redemption payment methods will be used in regular and stressed market conditions. You may be assessed a fee if a Fund incurs bank charges because you request that the Fund re-issue a redemption check. Also, when the NYSE is closed (or when trading is restricted) for any reason other than its customary weekend or holiday closing or under any emergency circumstances, as determined by the Securities and Exchange Commission (“SEC”), the Fund may suspend redemptions or postpone payment dates.

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Low Balances: Because the Fund incurs certain fixed costs in maintaining shareholder accounts, the Fund may require that you redeem all of your shares in the Fund upon 30 days written notice if the value of your shares in the Fund is less than $1,000 due to redemption, or such other minimum amount as the Fund may determine from time to time. You may increase the value of your shares in the Fund to the minimum amount within the 30-day period. All shares of the Fund also are subject to involuntary redemption if the Board of Trustees determines to liquidate the Fund. An involuntary redemption will create a capital gain or a capital loss, which may have tax consequences to you and about which you should consult your tax adviser.

FREQUENT PURCHASES AND REDEMPTIONS OF FUND SHARES

The Fund discourage and does not accommodate market timing. Frequent trading into and out of the Fund can harm all Fund shareholders by disrupting the Fund’s investment strategies, increasing Fund expenses, decreasing tax efficiency and diluting the value of shares held by long-term shareholders. The Fund is designed for long-term investors and is not intended for market timing or other disruptive trading activities. Accordingly, the Board has approved policies that seek to curb these disruptive activities while recognizing that shareholders may have a legitimate need to adjust their Fund investments as their financial needs or circumstances change. The Fund discourages excessive short-term trading in Fund shares and does not intend to accommodate such trading activity by investors. The Fund considers excessive short-term trading to be any pattern of frequent purchases and redemptions of the Fund’s shares by an investor or group of investors, acting in concert, that could interfere with the efficient management of the Fund’s portfolio or result in increased brokerage and administrative costs. The Fund currently uses several methods to reduce the risk of market timing. These methods include:

●	Committing staff to review, on a continuing basis, recent trading activity in order to identify trading activity that may be contrary to the Fund’s market timing trading policy;

●	Rejecting or limiting specific purchase requests; and

●	Rejecting purchase requests from certain investors.

Though these methods involve judgments that are inherently subjective and involve some selectivity in their application, the Fund seeks to make judgments and applications that are consistent with the interests of the Fund’s shareholders.

Based on the frequency of redemptions in your account, the Adviser or transfer agent may in its sole discretion determine that your trading activity is detrimental to the Fund as described in the Fund’s market timing trading policy and elect to reject or limit the amount, number, frequency or method for requesting future purchases or exchange purchases of the Fund’s shares.

The Fund reserves the right to reject or restrict purchase requests for any reason, particularly when the shareholder’s trading activity suggests that the shareholder may be engaged in market timing or other disruptive trading activities. Neither the Fund nor the Adviser will be liable for any losses resulting from rejected purchase orders. The Adviser may also bar an investor who has violated these policies (and the investor’s financial advisor) from opening new accounts with the Fund.

 24

Although the Fund attempts to limit disruptive trading activities, some investors use a variety of strategies to hide their identities and their trading practices. There can be no guarantee that the Fund will be able to identify or limit these activities. Omnibus account arrangements are common forms of holding shares of the Fund. While the Fund will encourage financial intermediaries to apply the Fund’s market timing trading policy to their customers who invest indirectly in the Fund, the Fund is limited in their ability to monitor the trading activity or enforce the Fund’s market timing trading policy with respect to customers of financial intermediaries. For example, should it occur, the Fund may not be able to detect market timing that may be facilitated by financial intermediaries or made difficult to identify in the omnibus accounts used by those intermediaries for aggregated purchases, exchanges and redemptions on behalf of all their customers. More specifically, unless the financial intermediaries have the ability to apply the Fund’s market timing trading policy to their customers through such methods as implementing short-term trading limitations or restrictions and monitoring trading activity for what might be market timing, the Fund may not be able to determine whether trading by customers of financial intermediaries is contrary to the Fund’s market timing trading policy. Brokers maintaining omnibus accounts with the Fund have agreed to provide shareholder transaction information to the extent known to the broker to the Fund upon request. If the Fund or its transfer agent or shareholder servicing agent suspects there is market timing activity in the account, the Fund will seek full cooperation from the service provider maintaining the account to identify the underlying participant. At the request of the Adviser, the service providers may take immediate action to stop any further short-term trading by such participants.

The Fund and the Adviser reserve the right to modify any redemption fee at any time. If there is a material change to the Fund’s redemption fee, the Fund will notify you at least 60 days prior to the effective date of the change.

DIVIDENDS, DISTRIBUTIONS AND TAXES

DIVIDENDS AND DISTRIBUTIONS:

The Fund typically distributes substantially all of its net investment income in the form of dividends and taxable capital gains to its shareholders. The Fund intends to distribute dividends and capital gains at least annually. These distributions are automatically reinvested in the Fund from which they are paid unless you request cash distributions on your application or through a written request to the Fund. Reinvested dividends and distributions receive the same tax treatment as those paid in cash. If you are interested in changing your election, you may call the Fund’s transfer agent at 1-800¬869-1679 or send a written notification to:

Collaborative Investment Series Trust
c/o Mutual Shareholder Services, LLC
8000 Town Centre Drive, Suite 400
Broadview Heights, OH 44147-4031

 25

TAXES

In general, selling shares of the Fund and receiving distributions (whether reinvested or taken in cash) are taxable events. Depending on the purchase price and the sale price, you may have a gain or a loss on any shares sold. Any tax liabilities generated by your transactions or by receiving distributions are your responsibility. The Fund anticipates that distributions will be primarily taxed as ordinary income. You may want to avoid making a substantial investment when the Fund is about to make a taxable distribution because you would be responsible for any taxes on the distribution regardless of how long you have owned your shares. The Fund may produce capital gains even if they do not have income to distribute and performance has been poor.

Early each year, the Fund will mail to you a statement setting forth the federal income tax information for all distributions made during the previous year. If you do not provide your taxpayer identification number, your account will be subject to backup withholding.

The tax considerations described in this section do not apply to tax-deferred accounts or other non-taxable entities. Because each investor’s tax circumstances are unique, please consult with your tax adviser about your investment.

DISTRIBUTION OF SHARES

DISTRIBUTOR:

Arbor Court Capital, LLC (“Arbor Court”), 8000 Towne Centre Drive, Suite 400, Broadview Heights, Ohio 44147 is the distributor for the shares of the Fund. Arbor Court is a registered broker-dealer and member of the Financial Industry Regulatory Authority, Inc. Shares of the Fund are offered on a continuous basis.

DISTRIBUTION FEES:

The Trust, with respect to the Fund, has adopted the Trust’s Master Distribution Plan (the “Plan”), pursuant to Rule 12b-1 of the 1940 Act, which allows the Fund to pay Arbor Court an annual fee for distribution expenses of up to 0.25% of the Fund’s average daily net assets attributable to Class A shares.

HOUSEHOLDING:

To reduce expenses, we mail only one copy of the prospectus and each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please call the Fund at 1-800-869-1679 on days the Fund is open for business or contact your financial institution. We will begin sending you individual copies thirty days after receiving your request.

 26

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the Fund’s financial performance for fiscal period ended September 30, 2022. Certain information reflects financial results for a single Fund share. The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in a Fund (assuming reinvestment of all dividends and distributions). This information has been derived from the financial statements audited by the Fund’s Independent Registered Public Accounting Firm, Cohen & Company, Ltd., whose report, along with the Fund’s financial statements, are included in the Fund’s September 30, 2022, annual report, which is available at no charge upon request.

 27

COLLABORATIVE INVESTMENT SERIES TRUST GREENWICH IVY LONG-SHORT FUND INSTITUTIONAL CLASS

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout each period.

			Period	(a)
	Year Ended		Ended
	9/30/2022	9/30/2021	9/30/2020

Net Asset Value at Beginning of Year/Period	$13.92	$9.67	$10.00

Income (Loss) From Investment Operations:
Net Investment Gain (Loss) *	0.00 ***	(0.32)	(0.15)
Net Gain (Loss) on Securities (Realized and Unrealized)	(0.71)	4.57	(0.18)
Total from Investment Operations	(0.71)	4.25	(0.33)

Distributions:
Realized Gains	(4.06)	—	—
Total from Distributions	(4.06)	—	—

Net Asset Value at End of Year/Period	$9.15	$13.92	$9.67

Total Return **	(6.95)%	43.95%	(3.30	)%(c)

Ratios/Supplemental Data:
Net Assets at End of Year/Period (Thousands)	$21,066	$19,101	$15,290
Ratio of Expenses to Average Net Assets
Before Reimbursement (d)(f)	3.55%	3.96%	4.32	%(b)
After Reimbursement (d)(f)	2.67%	3.23%	3.30	%(b)
Ratio of Net Investment Gain (Loss) to Average Net Assets After Reimbursement (d)(e)	(0.05)%	(2.34)%	(1.94	)%(b)
Portfolio Turnover	808.79%	108.62%	121.41	%(c)

* Per share net investment income (loss) has been determined on the basis of average shares outstanding during the period.

** Assumes reinvestment of dividends.

*** Amount less than $0.005 per share.

(a) For the period December 4, 2019 (commencement of investment operations) through September 30, 2020.

(b) Annualized.

(c) Not annualized.

(d) Includes dividends and interest expense on securities sold short of 0.82%, 1.38% and 1.45%, for the years ended September 30, 2022, September 30, 2021 and the period December 4, 2020 (commencement of investment operations) through September 30, 2020, respectively.

 28

(e) Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests. The ratio does not include net investment income of the underlying investment companies in which the Fund invests.

(f) Does not include expenses of the investment companies in which the Fund invests.

 29

PRIVACY NOTICE

COLLABORATIVE INVESTMENT SERIES TRUST

FACTS	WHAT DOES THE COLLABORATIVE INVESTMENT SERIES TRUST DO WITH YOUR PERSONAL INFORMATION?
WHY?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some, but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.
WHAT?

The types of personal information we collect and share depends on the product or service that you have with us. This information can include:

●     Social Security number and wire transfer instructions

●     Account transactions and transaction history

●     Investment experience and purchase history

When you are no longer our customer, we continue to share your information as described in this notice.

HOW?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons the Collaborative Investment Series Trust chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information:	Do we share information?	Can you limit sharing
For our everyday business purposes - such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus.	YES	NO
For our marketing purposes - to offer our products and services to you.	NO	We don’t share
For joint marketing with other financial companies.	NO	We don’t share
For our affiliates’ everyday business purposes – information about your transactions and records	NO	We don’t share
For our affiliates’ everyday business purposes – information about your credit worthiness.	NO	We don’t share
For our affiliates to market to you	NO	We don’t share
For non-affiliates to market to you	NO	We don’t share

QUESTIONS?	Call 1-800-595-4866

 30

What we do:
How does the Collaborative Investment Series Trust protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does the Collaborative Investment Series Trust collect my personal information?

We collect your personal information, for example, when you

●    open an account or deposit money

●    direct us to buy securities or direct us to sell your securities

●    seek advice about your investments

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only:

●    sharing for affiliates’ everyday business purposes – information about your creditworthiness.

●    affiliates from using your information to market to you.

●    sharing for nonaffiliates to market to you.

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and non-financial companies. ● The Collaborative Investment Series Trust does not share with affiliates.
Non-affiliates

Companies not related by common ownership or control. They can be financial and non-financial companies.

●     The Collaborative Investment Series Trust does not share with non-affiliates so they can market to you.

Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ● The Collaborative Investment Series Trust doesn’t jointly market.

 31

GREENWICH IVY LONG-SHORT FUND

Investment Adviser	Greenwich Ivy Capital LLC
Distributor	Arbor Court Capital, LLC
Transfer and Dividend Disbursing Agent	Mutual Shareholder Services, LLC
Custodian	US Bancorp Fund Services, LLC
Legal Counsel	Thompson Hine LLP
Independent Registered Public Accounting Firm	Cohen & Company, Ltd.

FOR MORE INFORMATION

Several additional sources of information are available to you. The SAI, incorporated into this Prospectus by reference (and therefore legally a part of this Prospectus), contains detailed information on Fund policies and operations, including policies and procedures relating to the disclosure of portfolio holdings by the Fund’s affiliates. Annual reports will, and the semi-annual reports may, contain management’s discussion of market conditions and investment strategies that significantly affected the performance results of the Fund as of the latest semi-annual or annual fiscal year end.

Call the Fund at 1-800-869-1679 to request free copies of the SAI, the annual report and the semi-annual report, to request other information about the Fund and to make shareholder inquiries. You may also obtain this information about the Fund at the internet site https://greenwichivyfunds.com.

You also may obtain reports and other information about the Fund on the EDGAR Database on the SEC’s Internet site at http.//www.sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the SEC’s Public Reference Section, 100 F Street N.E., Washington, D.C. 20549¬0102.

Investment Company Act File No. 811-23306

 32

GREENWICH IVY LONG-SHORT FUND

(f/k/a GLOBAL TACTICAL FUND)

Class A Shares [    ]

Institutional Shares GIVYX

A SERIES OF THE COLLABORATIVE INVESTMENT SERIES TRUST

STATEMENT OF ADDITIONAL INFORMATION

[ ], 2023

This Statement of Additional Information (“SAI”) is not a prospectus. It should be read in conjunction with the prospectus for Greenwich Ivy Long-Short Fund dated [ ], 2023. A copy of the prospectus can be obtained at no charge by writing the transfer agent, Mutual Shareholder Services, LLC, at 8000 Town Centre Drive, Suite 400, Broadview Heights, Ohio 44147-4003, or by calling 1-800-869-1679. The Fund’s prospectus is incorporated by reference into this SAI.

TABLE OF CONTENTS

i

DESCRIPTION OF THE TRUST AND FUND

The Greenwich Ivy Long-Short Fund (the “Fund”) is a non-diversified series of the Collaborative Investment Series Trust (the “Trust”). The Trust is an open-end investment company established under the laws of Delaware by an Agreement and Declaration of Trust dated July 26, 2017 (the “Trust Agreement”). The Trust Agreement permits the Board of Trustees (the “Board” or the “Trustees”) to authorize and issue an unlimited number of shares of beneficial interest of separate series without par value. The Fund is one of multiple series currently authorized by the Trustees. The investment adviser to the Fund is Greenwich Ivy Capital LLC (the “Adviser”).

The Fund offers two classes of shares: Class A shares and Institutional Class shares. The Fund does not issue share certificates. All shares are held in non-certificated form registered on the books of the Fund and the transfer agent for the account of the shareholder. Each share of a series represents an equal proportionate interest in the assets and liabilities belonging to that series with each other share of that series and is entitled to such dividends and distributions out of income belonging to the series as are declared by the Trustees. The shares do not have cumulative voting rights or any preemptive or conversion rights, and the Trustees have the authority from time to time to divide or combine the shares of any series into a greater or lesser number of shares of that series so long as the proportionate beneficial interest in the assets belonging to that series and the rights of shares of any other series are in no way affected. In case of any liquidation of a series, the holders of shares of the series being liquidated will be entitled to receive as a class a distribution out of the assets, net of the liabilities, belonging to that series. Expenses attributable to any series are borne by that series. Any general expenses of the Trust not readily identifiable as belonging to a particular series are allocated by or under the direction of the Trustees in such manner as the Trustees determine to be fair and equitable. No shareholder is liable to further calls or to assessment by the Trust without his or her express consent.

The Trust does not hold an annual meeting of shareholders. When matters are submitted to shareholders for a vote, each shareholder is entitled to one vote for each whole share he owns and fractional votes for fractional shares he owns. All shares of the Fund have equal voting rights and liquidation rights. The Agreement and Declaration of Trust can be amended by the Trustees, except that any amendment that adversely affects the rights of shareholders must be approved by the shareholders affected. All shares of the Fund are subject to involuntary redemption if the Trustees determine to liquidate the Fund. An involuntary redemption will create a capital gain or a capital loss, which may have tax consequences about which you should consult your tax adviser.

For information concerning the purchase and redemption of shares of the Fund, see “How to Buy Shares” and “How to Redeem Shares” in the Prospectus. For a description of the methods used to determine the share price and value of the Fund’s assets, see “How Shares are Purchased” and “How Shares are Priced” in the Prospectus and “Determination of Share Price” in this SAI.

ADDITIONAL INFORMATION ABOUT THE FUND’S INVESTMENTS

Investment Strategies and Risks

All principal investment strategies and risks are discussed in the prospectus. This section contains a more detailed discussion of some of the investments the Fund may make and some of the techniques they may use, as described in the Risk/Return Summary in the prospectus. Additional non-principal strategies and risks also are discussed here.

Certificates of Deposit and Bankers’ Acceptances

The Fund may invest in certificates of deposit and bankers’ acceptances, which are considered to be short-term money market instruments.

Certificates of deposit are receipts issued by a depository institution in exchange for the deposit of funds. The issuer agrees to pay the amount deposited plus interest to the bearer of the receipt on the date specified on the certificate. The certificate usually can be traded in the secondary market prior to maturity. Bankers’ acceptances typically arise from short-term credit arrangements designed to enable businesses to obtain funds to finance commercial transactions. Generally, an acceptance is a time draft drawn on a bank by an exporter or an importer to obtain a stated amount of funds to pay for specific merchandise. The draft is then “accepted” by a bank that, in effect, unconditionally guarantees to pay the face value of the instrument on its maturity date. The acceptance may then be held by the accepting bank as an earning asset or it may be sold in the secondary market at the going rate of discount for a specific maturity. Although maturities for acceptances can be as long as 270 days, most acceptances have maturities of six months or less.

Closed-End Investment Companies

The Fund may invest assets in closed-end investment companies (or “closed-end funds”), subject to the investment restrictions set forth below. Shares of closed-end funds are typically offered to the public in a one-time initial public offering by a group of underwriters who retain a spread or underwriting commission of between 4% or 6% of the initial public offering price. Such securities are then listed for trading on the New York Stock Exchange, the NYSE MKT LLC, the National Association of Securities Dealers Automated Quotation System (commonly known as “NASDAQ”) and, in some cases, may be traded in other over-the-counter markets. Because the shares of closed-end funds cannot be redeemed upon demand to the issuer like the shares of an open-end investment company (such as the Fund), investors seek to buy and sell shares of closed-end funds in the secondary market.

The Fund generally will purchase shares of closed-end funds only in the secondary market. The Fund will incur normal brokerage costs on such purchases similar to the expenses the Fund would incur for the purchase of securities of any other type of issuer in the secondary market. The Fund may, however, also purchase securities of a closed-end fund in an initial public offering when, in the opinion of the Adviser, based on a consideration of the nature of the closed-end fund’s proposed investments, the prevailing market conditions and the level of demand for such securities, they represent an attractive opportunity for growth of capital. The initial offering price typically will include a dealer spread, which may be higher than the applicable brokerage cost if the Fund purchased such securities in the secondary market.

The shares of many closed-end funds, after their initial public offering, frequently trade at a price per share that is less than the net asset value per share, the difference representing the market discount of such shares. This market discount may be due in part to the investment objective of long-term appreciation, which is sought by many closed-end funds, as well as to the fact that the shares of closed-end funds are not redeemable by the holder upon demand to the issuer at the next determined net asset value, but rather, are subject to supply and demand in the secondary market. A relative lack of secondary market purchasers of closed-end fund shares also may contribute to such shares trading at a discount to their net asset value.

The Fund may invest in shares of closed-end funds that are trading at a discount to net asset value or at a premium to net asset value. There can be no assurance that the market discount on shares of any closed-end fund purchased by the Fund will ever decrease. In fact, it is possible that this market discount may increase and the Fund may suffer realized or unrealized capital losses due to further decline in the market price of the securities of such closed-end funds, thereby adversely affecting the net asset value of the Fund’s shares. Similarly, there can be no assurance that any shares of a closed-end fund purchased by the Fund at a premium will continue to trade at a premium or that the premium will not decrease subsequent to a purchase of such shares by the Fund.

Closed-end funds may issue senior securities (including preferred stock and debt obligations) for the purpose of leveraging the closed-end fund’s common shares in an attempt to enhance the current return to such closed-end fund’s common shareholders. The Fund’s investment in the common shares of closed-end funds that are financially leveraged may create an opportunity for greater total return on its investment, but at the same time may be expected to exhibit more volatility in market price and net asset value than an investment in shares of investment companies without a leveraged capital structure.

Commercial Paper

The Fund may purchase commercial paper. Commercial paper consists of unsecured promissory notes, including Master Notes, issued by corporations. Issues of commercial paper normally have maturities of less than nine months and fixed rates of return. Master Notes, however, are obligations that provide for a periodic adjustment in the interest rate paid and permit daily changes in the amount borrowed.

Master Notes are governed by agreements between the issuer and the advisor acting as agent, for no additional fee, in its capacity as advisor to the Fund and as fiduciary for other clients for whom it exercises investment discretion. The monies loaned to the borrower come from accounts maintained with or managed by the Adviser or its affiliates pursuant to arrangements with such accounts. Interest and principal payments are credited to such accounts. The Adviser, acting as a fiduciary on behalf of its clients, has the right to increase or decrease the amount provided to the borrower under an obligation. The borrower has the right to pay without penalty all or any part of the principal amount then outstanding on an obligation together with interest to the date of payment. Since these obligations typically provide that the interest rate is tied to the Treasury bill auction rate, the rate on Master Notes is subject to change. Repayment of Master Notes to participating accounts depends on the ability of the borrower to pay the accrued interest and principal of the obligation on demand which is continuously monitored by the advisor. Master Notes typically are not rated by credit rating agencies.

The Fund may purchase commercial paper consisting of issues rated at the time of purchase within the three highest rating categories by a nationally recognized statistical rating organization (the “NRSRO”). The Fund may also invest in commercial paper that is not rated but is determined by the advisor, under guidelines established by the Board, to be of comparable quality.

Convertible Securities

The Fund may invest in convertible securities. Convertible securities include fixed income securities that may be exchanged or converted into a predetermined number of shares of the issuer’s underlying common stock at the option of the holder during a specified period. Convertible securities may take the form of convertible preferred stock, convertible bonds or debentures, units consisting of usable bonds and warrants or a combination of the features of several of these securities. Convertible securities are senior to common stocks in an issuer’s capital structure, but are usually subordinated to similar non-convertible securities. While providing a fixed-income stream (generally higher in yield than the income derivable from common stock but lower than that afforded by a similar nonconvertible security), a convertible security also gives an investor the opportunity, through its conversion feature, to participate in the capital appreciation of the issuing company depending upon a market price advance in the convertible security’s underlying common stock.

Corporate Debt

Corporate debt securities are long and short-term debt obligations issued by companies (such as publicly issued and privately placed bonds, notes and commercial paper). The Adviser considers corporate debt securities to be of investment grade quality if they are rated BBB- or higher by S&P or Baa3 or higher by Moody’s, or if unrated, determined by the Adviser to be of comparable quality. Investment grade debt securities generally have adequate to strong protection of principal and interest payments. In the lower end of this category, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal than in higher rated categories. The Fund may invest in both secured and unsecured corporate bonds. A secured bond is backed by collateral and an unsecured bond is not. Therefore an unsecured bond may have a lower recovery value than a secured bond in the event of a default by its issuer. The Adviser may incorrectly analyze the risks inherent in corporate bonds, such as the issuer’s ability to meet interest and principal payments, resulting in a loss to the Fund.

Depositary Receipts

The Fund may invest in sponsored and unsponsored American Depositary Receipts (“ADRs”), which are receipts issued by an American bank or trust company evidencing ownership of underlying securities issued by a foreign issuer. ADRs, in sponsored form, are designed for use in U.S. securities markets. A sponsoring company provides financial information to the bank and may subsidize administration of the ADR. Unsponsored ADRs may be created by a broker-dealer or depository bank without the participation of the foreign issuer. Holders of these ADRs generally bear all the costs of the ADR facility, whereas foreign issuers typically bear certain costs in a sponsored ADR. The bank or trust company depositary of an unsponsored ADR may be under no obligation to distribute shareholder communications received from the foreign issuer or to pass through voting rights. Unsponsored ADRs may carry more risk than sponsored ADRs because of the absence of financial information provided by the underlying company. Many of the risks described below regarding foreign securities apply to investments in ADRs.

Emerging Markets Securities

The Fund may purchase exchange-traded funds (“ETFs”) and other closed-end funds that invest in emerging market securities. Investing in emerging market securities imposes risks different from, or greater than, risks of investing in foreign developed countries. These risks include (i) the smaller market capitalization of securities markets, which may suffer periods of relative illiquidity, (ii) significant price volatility, (iii) restrictions on foreign investment, and (iv) possible repatriation of investment income and capital. In addition, foreign investors may be required to register the proceeds of sales, and future economic or political crises could lead to price controls, forced mergers, expropriation or confiscatory taxation, seizure, nationalization, or the creation of government monopolies. The currencies of emerging market countries may experience significant declines against the U.S. dollar, and devaluation may occur subsequent to investments in these currencies by the Fund. Inflation and rapid fluctuations in inflation rates have had, and may continue to have, negative effects on the economies and securities markets of certain emerging market countries.

Additional risks of emerging markets securities may include (i) greater social, economic and political uncertainty and instability, (ii) more substantial governmental involvement in the economy, (iii) less governmental supervision and regulation, (iv) the unavailability of currency hedging techniques, (v) companies that are newly organized and small, (vi) differences in auditing and financial reporting standards, which may result in unavailability of material information about issuers, and (vii) less developed legal systems. In addition, emerging securities markets may have different clearance and settlement procedures, which may be unable to keep pace with the volume of securities transactions or otherwise make it difficult to engage in such transactions. Settlement problems may cause the Fund to miss attractive investment opportunities, hold a portion of its assets in cash pending investment, or be delayed in disposing of a portfolio security. Such a delay could result in possible liability to a purchaser of the security.

Equity Securities

Equity securities consist of common stock, convertible preferred stock, rights and warrants. Common stocks, the most familiar type, represent an equity (ownership) interest in a corporation. Warrants are options to purchase equity securities at a specified price for a specific time period. Rights are similar to warrants, but normally have a short duration and are distributed by the issuer to its shareholders. Although equity securities have a history of long term growth in value, their prices fluctuate based on changes in a company’s financial condition and on overall market and economic conditions.

Investments in equity securities are subject to inherent market risks and fluctuations in value due to earnings, economic conditions and other factors beyond the control of the Adviser. As a result, the return and net asset value of the Fund will fluctuate. Securities in the Fund’s portfolio may not increase as much as the market as a whole and some undervalued securities may continue to be undervalued for long periods of time. Although profits in some Fund holdings may be realized quickly, it is not expected that most investments will appreciate rapidly.

Exchange-Traded Funds

The Fund may invest in a range of ETFs. Because many ETFs are considered to be investment companies, see “Investment Company Securities” below for additional information.

When the Fund invests in sector ETFs, there is a risk that securities within the same group of industries will decline in price due to sector-specific market or economic developments. If the Fund invests more heavily in a particular sector, the value of its shares may be especially sensitive to factors and economic risks that specifically affect that sector. As a result, the Fund’s share price may fluctuate more widely than the value of shares of a mutual fund that invests in a broader range of industries. Additionally, some sectors could be subject to greater government regulation than other sectors. Therefore, changes in regulatory policies for those sectors may have a material effect on the value of securities issued by companies in those sectors. The sectors in which the Fund may be more heavily invested will vary.

The shares of an ETF may be assembled in a block (typically 50,000 shares) known as a creation unit and redeemed in-kind for a portfolio of the underlying securities (based on the ETF’s net asset value) together with a cash payment generally equal to accumulated dividends as of the date of redemption. Conversely, a creation unit may be purchased from the ETF by depositing a specified portfolio of the ETF’s underlying securities, as well as a cash payment generally equal to accumulated dividends of the securities (net of expenses) up to the time of deposit. The Fund may redeem creation units for the underlying securities (and any applicable cash), and may assemble a portfolio of the underlying securities and use it (and any required cash) to purchase creation units, if the Adviser believes it is in the Fund’s interest to do so. The Fund’s ability to redeem creation units may be limited by the Investment Company Act of 1940, as amended (the “1940 Act”), which provides that the ETFs will not be obligated to redeem shares held by the Fund in an amount exceeding one percent of their total outstanding securities during any period of less than 30 days.

There is a risk that the underlying ETFs in which the Fund invests may terminate due to extraordinary events that may cause any of the service providers to the ETFs, such as the trustee or sponsor, to close or otherwise fail to perform their obligations to the ETF. Also, because the ETFs in which the Fund intends to invest may be granted licenses by agreement to use the indices as a basis for determining their compositions and/or otherwise to use certain trade names, the ETFs may terminate if such license agreements are terminated. In addition, an ETF may terminate if its entire net asset value falls below a certain amount. Although the Fund believes that, in the event of the termination of an underlying ETF they will be able to invest instead in shares of an alternate ETF tracking the same market index or another market index with the same general market, there is no guarantee that shares of an alternate ETF would be available for investment at that time.

Fixed Income Securities

Fixed income securities include bonds and securities offered on a when-issued, delayed delivery, or forward commitment basis. Fixed income securities are subject to credit risk and interest rate risk. Credit risk is the risk that the Fund could lose money if an issuer of a fixed income security cannot meet its financial obligations or goes bankrupt. Interest rate risk is the risk that the Fund’s investments in fixed income securities may fall when interest rates rise.

Investments in high-yield bonds (aka junk bonds) are considered to be more speculative than higher quality fixed income securities. High yield bonds are more susceptible to credit risk than investment-grade securities, especially during periods of economic uncertainty or economic downturns. The value of lower quality securities are subject to greater volatility and are generally more dependent on the ability of the issuer to meet interest and principal payments than higher quality securities. Issuers of high-yield securities may not be as strong financially as those issuing bonds with higher credit ratings.

Foreign Securities

The Fund may gain exposure to foreign securities both directly and indirectly though underlying investment companies that invest in foreign securities or by trading in domestic markets through an ADR. Purchases of foreign equity securities entail certain risks. For example, there may be less information publicly available about a foreign company than about a U.S. company, and foreign companies generally are not subject to accounting, auditing and financial reporting standards and practices comparable to those in the U.S. Other risks associated with investments in foreign securities include changes in restrictions on foreign currency transactions and rates of exchange, changes in the administrations or economic and monetary policies of foreign governments, the imposition of exchange control regulations, the possibility of expropriation decrees and other adverse foreign governmental action, the imposition of foreign taxes, less liquid markets, less government supervision of exchanges, brokers and issuers, difficulty in enforcing contractual obligations, delays in settlement of securities transactions and greater price volatility. In addition, investing in foreign securities will generally result in higher commissions than investing in similar domestic securities.

High Yield Securities

The Fund may invest in high yield securities as a non-principal investment strategy. High yield, high risk bonds are securities that are generally rated below investment grade by the primary rating agencies (BB+ or lower by S&P and Ba1 or lower by Moody’s). Other terms used to describe such securities include “lower rated bonds,” “non-investment grade bonds,” “below investment grade bonds,” and “junk bonds.” These securities are considered to be high-risk investments.

Illiquid and Restricted Securities

The Fund may invest in illiquid securities. Illiquid securities include securities subject to contractual or legal restrictions on resale (e.g., because they have not been registered under the Securities Act of 1933, as amended (the “Securities Act”)) and securities that are otherwise not readily marketable (e.g., because trading in the security is suspended or because market makers do not exist or will not entertain bids or offers). Securities that have not been registered under the Securities Act are referred to as private placements or restricted securities and are purchased directly from the issuer or in the secondary market. Foreign securities that are freely tradable in their principal markets are not considered to be illiquid. The Fund may gain exposure to foreign securities through its investment in ADRs. Certain ADRs are not listed on an exchange and therefore may be considered to be illiquid.

Restricted and other illiquid securities may be subject to the potential for delays on resale and uncertainty in valuation. The Fund might be unable to dispose of illiquid securities promptly or at reasonable prices and might thereby experience difficulty in satisfying redemption requests from shareholders. The Fund might have to register restricted securities in order to dispose of them, resulting in additional expense and delay. Adverse market conditions could impede such a public offering of securities.

A large institutional market exists for certain securities that are not registered under the Securities Act, including foreign securities. The fact that there are contractual or legal restrictions on resale to the general public or to certain institutions may not be indicative of the liquidity of such investments. Rule 144A under the Securities Act allows such a broader institutional trading market for securities otherwise subject to restrictions on resale to the general public. Rule 144A establishes a safe harbor from the registration requirements of the Securities Act for resale of certain securities to qualified institutional buyers. Rule 144A has produced enhanced liquidity for many restricted securities, and market liquidity for such securities may continue to expand as a result of this regulation and the consequent existence of the PORTAL system, which is an automated system for the trading, clearance and settlement of unregistered securities of domestic and foreign issuers sponsored by the NASDAQ.

Under guidelines adopted by the Board, the Adviser may determine that particular Rule 144A securities, and commercial paper issued in reliance on the private placement exemption from registration afforded by Section 4(a)(2) of the Securities Act, are liquid even though they are not registered. A determination of whether such a security is liquid or not is a question of fact. In making this determination, the Adviser will consider, as it deems appropriate under the circumstances and among other factors: (i) the frequency of trades and quotes for the security; (ii) the number of dealers willing to purchase or sell the security; (iii) the number of other potential purchasers of the security; (iv) dealer undertakings to make a market in the security; (v) the nature of the security (e.g., debt or equity, date of maturity, terms of dividend or interest payments, and other material terms) and the nature of the marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers, and the mechanics of transfer); and (vi) the rating of the security and the financial condition and prospects of the issuer. In the case of commercial paper, the Adviser will also determine that the paper (i) is not traded flat or in default as to principal and interest, and (ii) is rated in one of the two highest rating categories by at least two NRSRO or, if only one NRSRO rates the security, by that NRSRO, or, if the security is unrated, the Adviser determines that it is of equivalent quality.

Rule 144A securities and Section 4(a)(2) commercial paper that have been deemed liquid as described above will continue to be monitored by the Adviser to determine if the security is no longer liquid as the result of changed conditions. Investing in Rule 144A securities or Section 4(a)(2) commercial paper could have the effect of increasing the amount of the Fund’s assets invested in illiquid securities if institutional buyers are unwilling to purchase such securities.

Indexed Securities

The Fund may purchase indexed securities consistent with their investment objectives. Indexed securities are those, the value of which varies positively or negatively in relation to the value of other securities, securities indices or other financial indicators. Indexed securities may be debt securities or deposits whose value at maturity or coupon rate is determined by reference to a specific instrument or statistic. Recent issuers of indexed securities have included banks, corporations and certain U.S. Government agencies.

The performance of indexed securities depends to a great extent on the performance of the security or other instrument to which they are indexed and also may be influenced by interest rate changes in the United States and abroad. Indexed securities are subject to the credit risks associated with the issuer of the security, and their values may decline substantially if the issuer’s creditworthiness deteriorates. Indexed securities may be more volatile than the underlying instruments. Certain indexed securities that are not traded on an established market may be deemed illiquid.

Insured Bank Obligations

The Fund may invest in insured bank obligations. The Federal Deposit Insurance Corporation (“FDIC”) insures the deposits of federally insured banks and savings and loan associations (collectively referred to as “banks”) up to $250,000. The Fund may purchase bank obligations which are fully insured as to principal by the FDIC. Currently, to remain fully insured as to principal, these investments must be limited to $250,000 per bank; if the principal amount and accrued interest together exceed $250,000, the excess principal and accrued interest will not be insured. Insured bank obligations may have limited marketability.

Investment Company Securities

The Fund may invest in the securities of other investment companies to the extent that such an investment would be consistent with the requirements of the 1940 Act and the Fund’s investment objectives. Investments in the securities of other investment companies may involve duplication of advisory fees and certain other expenses. By investing in another investment company, the Fund becomes a shareholder of that investment company. As a result, the Fund’s shareholders indirectly will bear the Fund’s proportionate share of the fees and expenses paid by shareholders of the other investment company, in addition to the fees and expenses the Fund’s shareholders directly bear in connection with the Fund’s own operations.

Under Section 12(d)(1) of the of the 1940 Act, the Fund may invest only up to 5% of its total assets in the securities of any one investment company (ETF or other mutual funds), but may not own more than 3% of the outstanding voting stock of any one investment company (the “3% Limitation”) or invest more than 10% of its total assets in the securities of other investment companies. However, Section 12(d)(1)(F) of the of 1940 Act, as amended provides that the provisions of paragraph 12(d)(1) shall not apply to securities purchased or otherwise acquired by the Fund if (i) immediately after such purchase or acquisition not more than 3% of the total outstanding stock of such registered investment company is owned by the Fund and all affiliated persons of the Fund; and (ii) the Fund has not offered or sold after January 1, 1971, and is not proposing to offer or sell any security issued by it through a principal underwriter or otherwise at a public or offering price which includes a sales load of more than 1 1/2% percent. An investment company that issues shares to the Fund pursuant to paragraph 12(d)(1)(F) shall not be required to redeem its shares in an amount exceeding 1% of such investment company’s total outstanding shares in any period of less than thirty days. The Fund (or the Adviser acting on behalf of the Fund) must comply with the following voting restrictions: when the Fund exercises voting rights, by proxy or otherwise, with respect to investment companies owned by the Fund, the Fund will either seek instruction from the Fund’s shareholders with regard to the voting of all proxies and vote in accordance with such instructions, or vote the shares held by the Fund in the same proportion as the vote of all other holders of such security. Because other investment companies employ an investment adviser, such investments by the Fund may cause shareholders to bear duplicate fees.

In addition, the Fund is subject to the 3% Limitation unless (i) the ETF or the Fund has received an order for exemptive relief from the 3% limitation from the SEC that is applicable to the Fund; and (ii) the ETF and the Fund take appropriate steps to comply with any conditions in such order.

Options

The Fund may purchase and write (i.e., sell) put and call options. Such options may relate to particular securities or stock indices, and may or may not be listed on a domestic or foreign securities exchange and may or may not be issued by the Options Clearing Corporation. Options trading is a highly specialized activity that entails greater than ordinary investment risk. Options may be more volatile than the underlying instruments, and therefore, on a percentage basis, an investment in options may be subject to greater fluctuation than an investment in the underlying instruments themselves.

A call option for a particular security gives the purchaser of the option the right to buy, and the writer (seller) the obligation to sell, the underlying security at the stated exercise price at any time prior to the expiration of the option, regardless of the market price of the security. The premium paid to the writer is in consideration for undertaking the obligation under the option contract. A put option for a particular security gives the purchaser the right to sell the security at the stated exercise price at any time prior to the expiration date of the option, regardless of the market price of the security.

Stock index options are put options and call options on various stock indices. In most respects, they are identical to listed options on common stocks. The primary difference between stock options and index options occurs when index options are exercised. In the case of stock options, the underlying security, common stock, is delivered. However, upon the exercise of an index option, settlement does not occur by delivery of the securities comprising the index. The option holder who exercises the index option receives an amount of cash if the closing level of the stock index upon which the option is based is greater than, in the case of a call, or less than, in the case of a put, the exercise price of the option. This amount of cash is equal to the difference between the closing price of the stock index and the exercise price of the option expressed in dollars times a specified multiple. A stock index fluctuates with changes in the market value of the stocks included in the index. For example, some stock index options are based on a broad market index, such as the Standard & Poor’s 500® Index or the Value Line Composite Index or a narrower market index, such as the Standard & Poor’s 100®. Indices may also be based on an industry or market segment, such as the AMEX Oil and Gas Index or the Computer and Business Equipment Index. Options on stock indices are currently traded on the Chicago Board Options Exchange, the NYSE, the American Stock Exchange, the Pacific Stock Exchange and the Philadelphia Stock Exchange.

The Fund’s obligation to sell an instrument subject to a call option written by it, or to purchase an instrument subject to a put option written by it, may be terminated prior to the expiration date of the option by the Fund’s execution of a closing purchase transaction, which is effected by purchasing on an exchange an option of the same series (i.e., same underlying instrument, exercise price and expiration date) as the option previously written. A closing purchase transaction will ordinarily be effected to realize a profit on an outstanding option, to prevent an underlying instrument from being called, to permit the sale of the underlying instrument or to permit the writing of a new option containing different terms on such underlying instrument. The cost of such a liquidation purchase plus transactions costs may be greater than the premium received upon the original option, in which event the Fund will have paid a loss in the transaction. There is no assurance that a liquid secondary market will exist for any particular option. An option writer unable to affect a closing purchase transaction will not be able to sell the underlying instrument or liquidate the assets until the option expires or the optioned instrument is delivered upon exercise. In such circumstances, the writer will be subject to the risk of market decline or appreciation in the instrument during such period.

If an option purchased by the Fund expires unexercised, the Fund realizes a loss equal to the premium paid. If the Fund enters into a closing sale transaction on an option purchased by it, the Fund will realize a gain if the premium received by the Fund on the closing transaction is more than the premium paid to purchase the option, or a loss if it is less. If an option written by the Fund expires on the stipulated expiration date or if the Fund enters into a closing purchase transaction, it will realize a gain (or loss if the cost of a closing purchase transaction exceeds the net premium received when the option is sold). If an option written by the Fund is exercised, the proceeds of the sale will be increased by the net premium originally received and the Fund will realize a gain or loss.

Preferred Stock

Preferred stocks are securities that have characteristics of both common stocks and corporate bonds. Preferred stocks may receive dividends but payment is not guaranteed as with a bond. These securities may be undervalued because of a lack of analyst coverage resulting in a high dividend yield or yield to maturity. The risks of preferred stocks are a lack of voting rights and the Adviser may incorrectly analyze the security, resulting in a loss to the Fund. Furthermore, preferred stock dividends are not guaranteed and management can elect to forego the preferred dividend, resulting in a loss to the Fund.

Real Estate Investment Trusts (“REITs”)

REITs are pooled investment vehicles which invest primarily in income producing real estate or real estate related loans or interest. REITs are generally classified as equity REITs, mortgage REITs or a combination of equity and mortgage REITs. Equity REITs invest the majority of their assets directly in real property and derive income primarily from the collection of rents. Equity REITs can also realize capital gains by selling property that has appreciated in value. Mortgage REITs invest the majority of their assets in real estate mortgages and derive income from the collection of interest payments. The real property and mortgages serving as investment vehicles for REITs may be either residential or commercial in nature and may include healthcare facilities. Similar to investment companies, REITs are not taxed on income distributed to shareholders provided they comply with several requirements of the Code. Such tax requirements limit a REIT’s ability to respond to changes in the commercial real estate market.

Investments in REITs are subject to the same risks as direct investments in real estate. Real estate values rise and fall in response to many factors, including local, regional and national economic conditions, the demand for rental property, and interest rates. In addition, REITs may have limited financial resources, may trade less frequently and in limited volume and may be more volatile than other securities.

Repurchase Agreements

The Fund may invest in fully collateralized repurchase agreements. A repurchase agreement is a short term investment in which the purchaser (i.e., the Fund) acquires ownership of a security and the seller agrees to repurchase the obligation at a future time at a set price, thereby determining the yield during the purchaser’s holding period (usually not more than 7 days from the date of purchase). Any repurchase transaction in which the Fund engages will require full collateralization of the seller’s obligation during the entire term of the repurchase agreement. In the event of a bankruptcy or other default of the seller, the Fund could experience both delays in liquidating the underlying security and losses in value. However, the Fund intends to enter into repurchase agreements only with its custodian, other banks with assets of $1 billion or more and registered securities dealers determined by the Adviser to be creditworthy. The Adviser monitors the creditworthiness of the banks and securities dealers with which the Fund engages in repurchase transactions. The Fund may not enter into a repurchase agreement with a term of more than seven days if, as a result, more than 15% of the value of its net assets would then be invested in such repurchase agreements and other illiquid investments.

Reverse Repurchase Transactions

The Fund may enter into reverse repurchase transactions. In a reverse repurchase transaction, the Fund concurrently agrees to sell portfolio securities to financial institutions such as banks and broker-dealers, and to repurchase the same securities at a later date at a mutually agreed upon price. The repurchase price generally is equal to the original sales price plus interest. The Fund retains record ownership of the securities and the right to receive interest and principal payments. The Fund will enter into a reverse repurchase transaction in order to obtain funds to pursue additional investment opportunities with a return in excess of the cost of the reverse repurchase transaction. Such transactions may increase fluctuations in the market value of Fund assets and may be viewed as a form of leverage. Reverse purchase transactions also involve the risk that the market value of the securities sold by the Fund may decline below the price at which the Fund is obligated to repurchase the securities. In the event of bankruptcy or other default by the purchaser, the Fund could experience both delays in repurchasing the portfolio securities and losses. The Fund will enter into reverse purchase transactions only with parties whose creditworthiness has been reviewed and found satisfactory by the Adviser.

Reverse purchase transactions are considered by the SEC to be borrowings by the Fund under the 1940 Act. At the time the Fund enters into a reverse purchase transaction, it will hold cash or liquid securities consistent with the Fund’s investment restrictions, having a value equal to the repurchase price including accrued interest. The Fund will monitor the account to ensure that the market value of the account equals the amount of the Fund’s commitments to repurchase securities.

Rights

Rights are usually granted to existing shareholders of a corporation to subscribe to shares of a new issue of common stock before it is issued to the public. The right entitles its holder to buy common stock at a specified price. Rights have similar features to warrants, except that the life of a right is typically much shorter, usually a few weeks. The Adviser believes rights may become underpriced if they are sold without regard to value and if analysts do not include them in their research. The risk in investing in rights is that the Adviser might miscalculate their value resulting in a loss to the Fund. Another risk is the underlying common stock may not reach the Adviser’s anticipated price within the life of the right.

Stripped Mortgage-Backed Securities.

SMBSs are derivative multi-class mortgage securities. SMBSs may be issued by agencies or instrumentalities of the U.S. Government, or by private originators of, or investors in, mortgage loans, including savings and loan associations, mortgage banks, commercial banks, investment banks and special purpose entities of the foregoing. SMBSs are usually structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. A common type of SMBS will have one class receiving some of the interest and most of the principal from the mortgage assets, while the other class will receive most of the interest and the remainder of the principal. In the most extreme case, one class will receive all of the interest (the “IO” class), while the other class will receive all of the principal (the principal-only or “PO” class). The yield to maturity on an IO class is extremely sensitive to the rate of principal payments (including prepayments) on the related underlying mortgage assets, and a rapid rate of principal payments may have a material adverse effect on the Fund’s yield to maturity from these securities. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Fund may fail to recoup some or all of its initial investment in these securities even if the security is in one of the highest rating categories.

U.S. Government Securities

The Fund may invest in U.S. government securities. These securities may be backed by the credit of the government as a whole or only by the issuing agency. U.S. Treasury bonds, notes, and bills and some agency securities, such as those issued by the Federal Housing Administration and the Government National Mortgage Association (Ginnie Mae), are backed by the full faith and credit of the U.S. government as to payment of principal and interest and are the highest quality government securities. Other securities issued by U.S. government agencies or instrumentalities, such as securities issued by the Federal Home Loan Banks and the Federal Home Loan Mortgage Corporation (Freddie Mac), are supported only by the credit of the agency that issued them, and not by the U.S. government. Securities issued by the Federal Farm Credit System, the Federal Land Banks, and the Federal National Mortgage Association (Fannie Mae) are supported by the agency’s right to borrow money from the U.S. Treasury under certain circumstances, but are not backed by the full faith and credit of the U.S. government.

The Fund’s investments in U.S. Government securities may include agency step-up obligations. These obligations are structured with a coupon rate that “steps-up” periodically over the life of the obligation. Step-up obligations typically contain a call option, permitting the issuer to buy back the obligation upon exercise of the option. Step-up obligations are designed for investors who are unwilling to invest in a long-term security in a low interest rate environment. Step-up obligations are used in an attempt to reduce the risk of a price decline should interest rates rise significantly at any time during the life of the obligation. However, step-up obligations also carry the risk that market interest rates may be significantly below the new, stepped-up coupon rate. If this occurs, the issuer of the obligation likely will exercise the call option, leaving investors with cash to reinvest. As a result, these obligations may expose the Fund to the risk that proceeds from a called security may be reinvested in another security paying a lower rate of interest.

Warrants

Warrants are securities that are usually issued with a bond or preferred stock but may trade separately in the market. A warrant allows its holder to purchase a specified amount of common stock at a specified price for a specified time. The risk in investing in warrants is the Adviser might miscalculate their value, resulting in a loss to the Fund. Another risk is the warrants will not realize their value because the underlying common stock does not reach the Adviser’s anticipated price within the life of the warrant.

Investment Restrictions

Fundamental Investment Limitations. The investment limitations described below have been adopted by the Trust with respect to the Fund and are fundamental (“Fundamental”), i.e., they may not be changed without the affirmative vote of a majority of the outstanding shares of the Fund. As used in the prospectus and the SAI, the term “majority” of the outstanding shares of the Fund means the lesser of: (i) 67% or more of the outstanding shares of the Fund present at a meeting, if the holders of more than 50% of the outstanding shares of the Fund are present or represented at such meeting; or (ii) more than 50% of the outstanding shares of the Fund. Other investment practices, which may be changed by the Board without the approval of shareholders to the extent permitted by applicable law, regulation or regulatory policy, are considered non-fundamental (“Non-Fundamental”).

1.         Borrowing Money. The Fund will not borrow money, except: (i) from a bank, provided that immediately after such borrowing there is an asset coverage of 300% for all borrowings of the Fund; or (ii) from a bank or other persons for temporary purposes only, provided that such temporary borrowings are in an amount not exceeding 5% of the Fund’s total assets at the time when the borrowing is made. This limitation does not preclude the Fund from entering into reverse repurchase transactions, provided that the Fund has an asset coverage of 300% for all borrowings and repurchase commitments of the Fund pursuant to reverse repurchase transactions.

2.         Senior Securities. The Fund will not issue senior securities. This limitation is not applicable to activities that may be deemed to involve the issuance or sale of a senior security by the Fund, provided that the Fund’s engagement in such activities is consistent with or permitted by the 1940 Act, the rules and regulations promulgated thereunder or interpretations of the SEC or its staff.

3.         Underwriting. The Fund will not act as underwriter of securities issued by other persons. This limitation is not applicable to the extent that, in connection with the disposition of portfolio securities (including restricted securities), the Fund may be deemed an underwriter under certain federal securities laws.

4.         Real Estate. The Fund will not purchase or sell real estate. This limitation is not applicable to investments in marketable securities that are secured by or represent interests in real estate. This limitation does not preclude the Fund from investing in mortgage-related securities or investing in companies engaged in the real estate business or that have a significant portion of their assets in real estate (including real estate investment trusts).

5.         Commodities. The Fund will not purchase or sell commodities unless acquired as a result of ownership of securities or other investments. This limitation does not preclude the Fund from purchasing or selling options or futures contracts, from investing in securities or other instruments backed by commodities or from investing in companies, which are engaged in a commodities business or have a significant portion of their assets in commodities.

6.         Loans. The Fund will not make loans to other persons, except: (i) by loaning portfolio securities; (ii) by engaging in repurchase agreements; or (iii) by purchasing non-publicly offered debt securities. For purposes of this limitation, the term “loans” shall not include the purchase of a portion of an issue of publicly distributed bonds, debentures or other securities.

7.         Concentration. The Fund will not invest 25% or more of its total assets in a particular industry or group of industries. This limitation is not applicable to investments in obligations issued or guaranteed by the U.S. government, its agencies and instrumentalities or repurchase agreements with respect thereto.

With respect to the percentages adopted by the Trust as maximum limitations on its investment policies and limitations, an excess above the fixed percentage will not be a violation of the policy or limitation unless the excess results immediately and directly from the acquisition of any security or the action taken. This paragraph does not apply to the borrowing policy set forth in paragraph 1 above.

The 1940 Act limits the Fund’s ability to borrow money, prohibiting the Fund from issuing senior securities, except the Fund may borrow from any bank provided that immediately after any such borrowing there is an asset coverage of at least 300% for all borrowings by the Fund and provided further, that in the event that such asset coverage shall at any time fall below 300%, the Fund shall, within three days thereafter or such longer period as the SEC may prescribe by rules and regulations, reduce the amount of its borrowings to such an extent that the asset coverage of such borrowing shall be at least 300%. Notwithstanding any of the foregoing limitations, any investment company, whether organized as a trust, association or corporation, or a personal holding company, may be merged or consolidated with or acquired by the Trust, provided that if such merger, consolidation or acquisition results in an investment in the securities of any issuer prohibited by said paragraphs, the Trust shall, within ninety days after the consummation of such merger, consolidation or acquisition, dispose of all of the securities of such issuer so acquired or such portion thereof as shall bring the total investment therein within the limitations imposed by said paragraphs above as of the date of consummation.

Non-Fundamental. The following limitations have been adopted by the Trust with respect to the Fund and are Non-Fundamental (see “Fundamental Investment Limitations” above).

1.       Pledging. The Fund will not mortgage, pledge, hypothecate or in any manner transfer, as security for indebtedness, any assets of the Fund except as may be necessary in connection with borrowings described in limitation (1) above. Margin deposits, security interests, liens and collateral arrangements with respect to transactions involving options, futures contracts, short sales and other permitted investments and techniques are not deemed to be a mortgage, pledge or hypothecation of assets for purposes of this limitation.

2.       Borrowing. The Fund will not purchase any security while borrowings (including reverse repurchase agreements) representing more than one third of its total assets are outstanding.

3.       Margin Purchases. The Fund will not purchase securities or evidences of interest thereon on margin. This limitation is not applicable to short-term credit obtained by the Fund for the clearance of purchases and sales or redemption of securities, or to arrangements with respect to transactions involving options, or futures contracts.

4.       Illiquid Investments. The Fund will not invest 15% or more of its net assets in securities for which there are legal or contractual restrictions on resale and other illiquid securities.

With respect to Fundamental Investment Restriction #7, the Fund will examine its other investment company holdings to ensure that the Fund is not indirectly concentrating its investments in a particular industry.

MANAGEMENT OF THE FUND

The Board supervises the business activities of the Trust and appoints the officers. Each Trustee serves as a trustee until the termination of the Trust unless the Trustee dies, resigns, retires or is removed. The Board generally meets four times a year to review the progress and status of the Fund.

Board Leadership Structure

The Trust is led by Gregory Skidmore, who has served as the Chairman of the Board since November 5, 2021. Mr. Skidmore is considered an “Interested” Trustees as defined in the 1940 Act, because of his ownership interest in Collaborative Fund Services, LLC. Collaborative Fund Services, LLC is the administrator to the Trust. The Board is comprised of Mr. Skidmore and four other Trustees, none of whom are an interested person (“Independent Trustees”), as that term is defined in the 1940 Act. The Independent Trustees have not selected a Lead Independent Trustee. Additionally, under certain 1940 Act governance guidelines that apply to the Trust, the Independent Trustees will meet in executive session, at least quarterly. Under the Trust’s Agreement and Declaration of Trust and By-Laws, the Chairman of the Board is responsible for (a) presiding at board meetings, (b) calling special meetings on an as-needed basis, and, more generally, in-practice (c) execution and administration of Trust policies including (i) setting the agendas for board meetings and (ii) providing information to board members in advance of each board meeting and between board meetings. Generally, the Trust believes it best to have a single leader who is seen by shareholders, business partners and other stakeholders as providing strong leadership. The Trust believes that its Chairman together with the Audit Committee and the full Board, provide effective leadership that is in the best interests of the Trust and the Fund shareholders because of the Board’s collective business acumen and understanding of the regulatory framework under which investment companies must operate.

Board Risk Oversight

The Board is comprised of Mr. Skidmore and four Independent Trustees with a standing independent Audit Committee with a separate chair. The Board is responsible for overseeing risk management, and the full Board regularly engages in discussions of risk management and receives compliance reports that inform its oversight of risk management from its Chief Compliance Officer at quarterly meetings and on an ad hoc basis, when and if necessary. The Audit Committee considers financial and reporting risk within its area of responsibilities. Generally, the Board believes that its oversight of material risks is adequately maintained through the compliance-reporting chain where the Chief Compliance Officer is the primary recipient and communicator of such risk-related information, and the Audit Committee’s communications with the independent registered public accounting firm.

Trustee Qualifications

Generally, the Trust believes that each Trustee is competent to serve because of their individual overall merits including: (i) experience, (ii) qualifications, (iii) attributes and (iv) skills.

Gregory Skidmore – Interested Trustee – Mr. Skidmore has fifteen years of financial industry experience, holds a series 65 license, and possesses a strong understanding of the regulatory framework under which investment companies operate. He graduated from Connecticut College in 1999 with a Bachelor of Arts in Economics and History.

Dean Drulias Esq. – Independent Trustee – Mr. Dean W. Drulias has been a practicing attorney for over thirty years. He has extensive experience and possesses a strong understanding of the regulatory framework under which financial entities must operate. Additionally, he is well versed in corporate and transactional law.

Shawn Orser – Independent Trustee – Mr. Orser has over ten years’ experience in the financial services industry, spanning from Merrill Lynch to the hedge fund industry. Mr. Orser holds a FINRA Series 7, Series 63, Series 55, and Series 66 licenses. He has a Bachelor of Science in Finance from Syracuse University.

Fredrick Stoleru – Independent Trustee – Mr. Fredrick M. Stoleru has over two decades of financial industry experience, holds both FINRA Series 7 and Series 63 licenses, and has a Master’s degree in Business Administration from Georgetown University. Like other trustees, his experience has given him a strong understanding of the regulatory framework under which investment companies operate.

Ronald Young Jr. – Independent Trustee – Mr. Young currently serves as the President of Young Consulting, LLC, a corporation that provides business consulting. He also, currently serves as President of Tri-State LED, a corporation that provides comprehensive LED lighting solutions. Previously, he co-founded and served as the managing partner for a diversified private equity capital firm and real estate development company. The Board believes Mr. Young’s experience and expertise as a business consultant, including his expertise in private equity and real estate, adds depth and understanding to its consideration of the Trustee’s obligations to the Trust and shareholders.

Each of the Independent Trustees possesses a strong understanding of the regulatory framework under which investment companies must operate. The Trust does not believe any one factor is determinative in assessing a Trustee’s qualifications, but that the collective experience of each Trustee makes the Board highly effective.

The following tables provide information about Board and the officers of the Trust. Information about each Trustee is provided below and includes each person’s: name, address, age (as of the date of the Funds’ most recent fiscal year end), present position(s) held with the Trust, principal occupations for the past five years. Unless otherwise noted, the business address of each person listed below is c/o Collaborative Fund Services, LLC, 500 Damonte Ranch Parkway Building 700, Unit 700, Reno NV 89521. Unless otherwise noted, each officer is elected annually by the Board.

The following table provides information regarding each Trustee who is not an “interested person” of the Trust, as defined in the 1940 Act.

Name, Address[2] and Year of Birth	Position(s) Held with the Fund	Term of Office/Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex[1] Overseen by Trustee	Other Directorships Held by Trustee During Past 5 Years
Dean Drulias, Esq. Birth Year: 1947	Trustee	Indefinite/ November 2017 – present	Attorney (self-employed), since 2012.	12	None
Shawn Orser Birth Year: 1975	Trustee	Indefinite/ November 2017 – present	CEO, Seaside Advisory (6/2016-Present); Executive Vice President, Seaside Advisory (2009-6/2016).	12	None
Fredrick Stoleru Birth Year: 1971	Trustee	Indefinite/ November 2017 – present	Chief Executive Officer and President of Atlas Resources LLC since February 2017, Senior Vice President, Atlas Energy, 2015-2017, Vice President of the General Partner of Atlas Growth Partners, L.P. since 2013.	12	None
Ronald Young Jr. Year of Birth: 1974	Trustee	Indefinite/March 2020 – present	President - Young Consulting, Inc. (2008-Present); President – Tri State LED, Inc. (2010-Present).	12	None

1 The “Fund Complex” consists of the 12 active series of the Collaborative Investment Series Trust as of September 30, 2022.

2 The address for each Trustee listed is 500 Damonte Ranch Parkway Building 700, Unit 700, Reno NV 89521.

The following table provides information regarding each Trustee who is an “interested person” of the Trust, as defined in the 1940 Act, and each officer of the Trust.

Name, Address[3] and Year of Birth	Position(s) Held with the Fund	Term of Office/Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex[1] Overseen by Trustee	Other Directorships Held by Trustee During Past 5 Years
Gregory Skidmore Year of Birth: 1976[2]	Trustee and President	Since November 2017	President, Belpointe Asset Management, LLC since 2007	12	None
Kyle R. Bubeck Year of Birth: 1955	Chief Compliance Officer	Indefinite/October 2021 – present	President and Founder of Beacon Compliance Consulting, Inc. (since 2010); CFO and CCO of Trendstar Advisors, LLC (2003 to 2009).	N/A	N/A
William McCormick Year of Birth: 1964	Treasurer	Indefinite/October 2021 – present	Senior Wealth Advisor – Belpointe Asset Management (since 2019); Wealth Advisor – Advisory Services Network (2016 to 2019)	N/A	N/A
Brad Rundbaken Year of Birth: 1970	Secretary	Indefinite/October 2021 – present	Manager – Collaborative Fund Services, LLC (since 2018); Wealth Advisor – Belpointe Asset Management (2015 to 2018)	N/A	N/A

1 The “Fund Complex” consists of the Collaborative Investment Series Trust

2 Mr. Skidmore is considered an “Interested” Trustees as defined in the 1940 Act, because of his ownership interest in Collaborative Fund Services, LLC

3. The address for each Trustee and Officer listed is 500 Damonte Ranch Parkway Building 700, Unit 700, Reno NV 89521

The Trust’s audit committee consists of the Independent Trustees. The audit committee is responsible for (i) overseeing the accounting and financial reporting policies and practices of the Fund, their internal controls and, as appropriate, the internal controls of certain service providers; (ii) overseeing the quality and objectivity of the Fund’s financial statements and the independent audit of the financial statements; and (iii) acting as a liaison between the Fund’s independent auditors and the full Board.

As of December 31, 2022, the Trustees beneficially owned the following amounts in the Fund:

Name of Trustee or Officer	Dollar Range of Securities in the Fund	Aggregate Dollar Range of Securities in Trust[2]
Gregory Skidmore[1]	0	0
Dean Drulias	0	0
Shawn Orser	0	0
Fredrick Stoleru	0	0
Ronald Young Jr.	0	0

1 Gregory Skidmore is considered an “Interested” Trustees as defined in the 1940 Act, because of his ownership interest in Collaborative Fund Services, LLC.

2 As of September 2022, the Trust was comprised of 12 active series.

The following table describes the compensation estimated to be paid to the Trustees for the fiscal period ended September 30, 2022. Trustees of the Fund who are deemed “interested persons” of the Trust receive no compensation from the Fund.

Name and Position	Estimated Aggregate Compensation from the Funds	Estimated Total Compensation From Funds and Fund Complex* Paid to Trustees
Gregory Skidmore**	0	0
Dean Drulias	$900	$21,876.90
Shawn Orser	$900	$21,876.90
Fred Stoleru	$900	$21,876.90
Ronald Young Jr.	$900	$21,876.90

* The term “Fund Complex” refers both current active series of the Collaborative Investment Series Trust, and those series of the Trust active during the fiscal year ended September 30, 2022.

** Gregory Skidmore is considered an “Interested” Trustees as defined in the 1940 Act, because of his ownership interest in Collaborative Fund Services, LLC.

CODE OF ETHICS

Pursuant to the requirements of rule 17j-1 under the 1940 Act, and in order to protect against certain unlawful acts, practices and courses of business by certain individuals or entities related to the Fund, the Fund, the Adviser, and the Distributor have each adopted a Code of Ethics and procedures for implementing the provisions of the code. The personnel of the Fund, the Adviser, and the Distributor are subject to the code of ethics when investing in securities that may be purchased, sold or held by the Fund.

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

Control Persons

A principal shareholder is any person who owns of record or beneficially 5% or more of the outstanding shares of a fund. Shareholders owning more than 25% of the shares of the Fund are considered to “control” the Fund as that term is defined under the 1940 Act. Persons controlling the Fund can determine the outcome of any proposal submitted to the shareholders for approval, including changes to the Fund’s fundamental policies or the terms of the management agreement with the Adviser. As of [   ], 2023, the following persons owned of record or beneficially 5% or more of the outstanding shares of the Fund.

Name & Address	Shares	Percentage of Class
Ameritrade Inc. Omaha, NE 68103-2226	10,277,954.72	49.14%
Charles Schwab & Co. Inc. 9601 E. Panorama Circle	10,347,642.61	49.47%

Management Ownership

As of December 31, 2022, the Trustees as a group owned less than 1.00% of the Fund’s outstanding shares.

INVESTMENT ADVISORY SERVICES

Investment Adviser

The Trustees selected Greenwich Ivy Capital LLC, located at 50 Sound View Drive, Suite 1S, Greenwich, Connecticut 06830 as the investment adviser to the Fund. Under the terms of the management agreement (the “Agreement”), the Adviser, subject to the oversight of the Board, provides or arranges to be provided to the Fund such investment advice as it deems advisable and will furnish or arrange to be furnished a continuous investment program for the Fund consistent with the Fund’s investment objective and policies. As compensation for its management services, the Fund is obligated to pay the Adviser a fee computed and accrued daily and paid monthly at an annual rate of 1.50% of the average daily net assets of the Fund.

The Agreement continued for an initial term of two years and is renewed on a year-to-year basis thereafter, provided that continuance is approved at least annually by specific approval of the Board or by vote of the holders of a majority of the outstanding voting securities of the Fund. In either event, it must also be approved by a majority of the Trustees who are neither parties to the agreement nor interested persons as defined in the 1940 Act, at a meeting called for the purpose of voting on such approval. The Agreement may be terminated at any time without the payment of any penalty by the Board or by vote of a majority of the outstanding voting securities of the Fund on not more than 60 days’ written notice to the Adviser. In the event of its assignment, the Agreement will terminate automatically.

The Adviser has contractually agreed to reduce its fees and to reimburse expenses, at least through January 31, 2024 to ensure that total annual Fund operating expenses after fee waiver and reimbursement (exclusive of any acquired fund fees and expenses, interest expenses, dividend expenses on short sales, taxes, brokerage commissions, expenses incurred in connection with any merger or reorganization, or extraordinary expenses such as litigation) will not exceed 2.10% and 1.85% of the average daily net assets attributable to the Class A shares and Institutional Class shares, respectively. These fee waivers and expense reimbursements are subject to possible recoupment from the Fund within three years of the date on which the waiver or reimbursement occurs, if such recoupment can be achieved within the lesser of the foregoing expense limits and the expense limits in place at the time of recoupment. This agreement may be terminated only by the Fund’s Board, on 60 days’ written notice to the Adviser.

A discussion regarding the basis for the Board’s approval of the Agreement is available available in the Fund’s semi-annual report dated March 31, 2022. For the fiscal period ended September 30, 2021, the Fund paid the Adviser $312,569 in advisory fees of which the Adviser waived advisory fees or reimbursed the Fund $151,300. For the fiscal year ended September 30, 2022, the Fund paid the Adviser $278,257 in advisory fees of which the Adviser waived advisory fees or reimbursed the Fund $162,329.

Mr. Chetan Jindal is the portfolio manager responsible for the day-to-day management of the Fund. As of September 30, 2022, Mr. Jindal was also responsible for the management of the following other types of accounts:

Account Type	Number of Accounts by Account Type	Total Assets by Account Type	Number of Accounts by Type Subject to a Performance Fee	Total Assets by Account Type Subject to a Performance Fee
Registered Investment Companies	0	0	0	0
Other Pooled Investment Vehicles	1	$1,100,000	1	$1,100,000
Other Accounts	0	0	0	0

In general, when a portfolio manager has responsibility for managing more than one account, potential conflicts of interest may arise. Those conflicts could include preferential treatment of one account over others in terms of allocation of resources or of investment opportunities. For instance, the Adviser may receive fees from certain accounts that are higher than the fee it receives from the Fund, or it could receive a performance-based fee on certain accounts. The procedures to address conflicts of interest, if any, are described below.

The Adviser attempts to avoid conflicts of interest that may arise as a result of the management of multiple client accounts. From time to time, the Adviser may recommend or cause a client to invest in a security in which another client of the Adviser has an ownership position. The Adviser has each adopted certain procedures intended to treat all client accounts in a fair and equitable manner. To the extent that the Adviser seeks to purchase or sell the same security for multiple client accounts, the Adviser may aggregate, or bunch, these orders where it deems this to be appropriate and consistent with applicable regulatory requirements. When a bunched order is filled in its entirety, each participating client account will participate at the average share prices for the bunched order. When a bunched order is only partially filled, the securities purchased will be allocated on a pro-rata basis to each account participating in the bunched order based upon the initial amount requested for the account, subject to certain exceptions. Each participating account will receive the average share price for the bunched order on the same business day.

For services as Portfolio Manager to the Fund, Mr. Jindal receives a share of the Adviser’s profits, if any.

The following table shows the dollar range of equity securities beneficially owned by the portfolio managers in the Fund as of September 30, 2022.

Name of Portfolio Manager	Dollar Range of Equity Securities in the Fund
Mr. Chetan Jindal	$100,001 - $500,000

Custodian

U.S. Bank, located at 425 Walnut Street, Cincinnati, Ohio 45202, serves as the Fund’s custodian (“Custodian”). The Custodian acts as the Fund’s depository, provides safekeeping of its portfolio securities, collects all income and other payments with respect thereto, disburses funds at the Fund’s request and maintains records in connection with its duties.

Fund Services

Mutual Shareholder Services, LLC (“MSS”), located at 8000 Town Centre Drive, Suite 400, Broadview Heights, Ohio 44147-4003, acts as the transfer agent (“Transfer Agent”) for the Fund. MSS maintains the records of the shareholder’s account, answers shareholders’ inquiries concerning their accounts, processes purchases and redemptions of the Fund’s shares, acts as dividend and distribution disbursing agent and performs other transfer agent and shareholder service functions. MSS receives an annual fee from the Trust of $11.50 per shareholder (subject to a minimum monthly fee of $775.00 per fund) for these transfer agency services. For the fiscal year ended September 30, 2022, the Fund paid MSS $2,750 for transfer agency services.

In addition, MSS provides the Fund with fund accounting services, which includes certain monthly reports, record-keeping and other management-related services. For its services as fund accountant (“Fund Accounting Agent”), MSS receives an annual fee from the Trust based on the average value of the Fund. These fees are: from $0 to $25 million in assets the annual fee is $21,000, from $25 million to $50 million in assets the annual fee is $30,500, from $50 million to $75 million in assets the annual fee is $36,250, from $75 million to $100 million in assets the annual fee is $42,000, from $100 million to $125 million in assets the annual fee is $47,750, from $125 million to $150 million in assets the annual fee is $53,500, and for asset above $150 million the annual fee is $59,250. The Trust will receive a discount ranging from 10-60% depending on the net assets of each Fund until the Trust reaches $10 million in assets. For the fiscal period ended September 30, 2021, the Fund paid MSS $23,784 for administrative and transfer agent services. For the fiscal year ended September 30, 2022, the Fund paid MSS $20,700 for fund accounting services.

Administrator and Compliance Services

Collaborative Fund Services, LLC (“CFS”), located at 125 Greenwich Avenue, Greenwich, CT 06830, will serve as the Fund’s Administrator and will provide compliance services to the Fund. CFS will be paid an annual fee of 0.35% of the Fund’s average daily net assets. For the fiscal period ended September 30, 2021, the Fund paid CFS $72,933 for administrative and compliance services. For the fiscal year ended September 30, 2022, the Fund paid CFS $65,260 for administrative and compliance services.

Compliance Officer

Beacon Compliance Consulting Inc. (“Beacon”), P.O. Box 11550, Overland Park, KS, provides a Chief Compliance Officer to the Trust as well as related compliance services pursuant to a consulting agreement between Beacon and the Trust. Beacon’s compliance services consist primarily of reviewing and assessing the policies and procedures of the Trust and its service providers pertaining to compliance with applicable federal securities laws, including Rule 38a-1 under the 1940 Act. For the compliance services rendered to the Fund, the Fund pays Beacon a reoccurring fund fee and a fee per the fund. The Fund also pays Beacon for any out-of-pocket expenses.

Independent Registered Public Accounting Firm

The firm of Cohen & Company, Ltd., located at 342 North Water Street, Suite 830, Milwaukee, WI 53202, has been selected as the independent registered public accounting firm for the Fund for the fiscal year ending September 30, 2023. Cohen & Company, Ltd. will perform an annual audit of the Fund’s financial statements and provides financial, tax and accounting services as requested.

Distributor

The Trust selected Arbor Court Capital, LLC, located at 8000 Town Centre Drive, Suite 400, Broadview Heights, Ohio 44147 as the Funds distributor. The Distributor serves as the principal underwriter and national distributor for the shares of the Fund pursuant to an underwriting agreement with the Trust (the “Underwriting Agreement”). The Distributor is registered as broker-dealer under the Securities and Exchange Act of 1934 and each state’s securities laws and is a member of FINRA. The offering of the Funds’ shares are continuous. The Underwriting Agreement provides that the Distributor, as agent in connection with the distribution of the Fund’s shares, will use reasonable efforts to facilitate the sale of the Fund’s shares.

The Underwriting Agreement provides that, unless sooner terminated, it will continue in effect for two years initially and thereafter shall continue year to year, subject to annual approval by (a) the Board or a vote of the majority of the outstanding shares, and (b) by a majority of Trustees who are not interested persons of the Trust or of the Distributor by vote cast in person at a meeting called for the purpose of voting on such approval.

The Underwriting Agreement may be terminated by the Fund at any time, without the payment of any penalty, by a vote of a majority of the entire Board or by a vote of a majority of the outstanding shares of the Fund on 60 days’ written notice to the Distributor, or by the Distributor at any time, without any payment of any penalty, on 60 days’ written notice to the Fund. The Underwriting Agreement will automatically terminate in the event of its assignment.

BROKERAGE ALLOCATION AND OTHER PRACTICES

Subject to policies established by the Board, the Adviser, subject to the oversight of the Board, is responsible for the Fund’s portfolio decisions and the placing of the Fund’s portfolio transactions. In placing portfolio transactions, the Adviser seeks the best qualitative execution for the Fund, taking into account such factors as price (including the applicable brokerage commission or dealer spread), the execution capability, financial responsibility and responsiveness of the broker or dealer, and the brokerage and research services provided by the broker or dealer. The Adviser generally seeks favorable prices and commission rates that are reasonable in relation to the benefits received.

The Adviser is specifically authorized to select brokers or dealers who also provide brokerage and research services to the Fund and/or the other accounts over which the Adviser exercises investment discretion, and to pay such brokers or dealers a commission in excess of the commission another broker or dealer would charge if the Adviser determines in good faith that the commission is reasonable in relation to the value of the brokerage and research services provided. The determination may be viewed in terms of a particular transaction or the Adviser’s overall responsibilities with respect to the Trust and to other accounts over which it exercises investment discretion. The Adviser may not give consideration to sales of shares of the Trust as a factor in the selection of brokers and dealers to execute portfolio transactions. However, the Adviser may place portfolio transactions with brokers or dealers that promote or sell the Fund’s shares so long as such placements are made pursuant to policies approved by the Board that are designed to ensure that the selection is based on the quality of the broker’s execution and not on its sales efforts.

Research services include supplemental research, securities and economic analyses, statistical services and information with respect to the availability of securities or purchasers or sellers of securities, and analyses of reports concerning performance of accounts. The research services and other information furnished by brokers through whom the Fund effects securities transactions may also be used by the Adviser in servicing all of its accounts. Similarly, research and information provided by brokers or dealers serving other clients may be useful to the Adviser in connection with its services to the Fund. Although research services and other information are useful to the Fund and the Adviser, it is not possible to place a dollar value on the research and other information received. It is the opinion of the Board and the Adviser that the review and study of the research and other information will not reduce the overall cost to the Adviser of performing its duties to the Fund under the Agreement.

Over-the-counter transactions will be placed either directly with principal market makers or with broker-dealers, if the same or a better price, including commissions and executions, is available. Fixed income securities are normally purchased directly from the issuer, an underwriter or a market maker. Purchases include a concession paid by the issuer to the underwriter and the purchase price paid to a market maker may include the spread between the bid and asked prices.

When the Fund and another of the Adviser’s clients seek to purchase or sell the same security at or about the same time, the Adviser may execute the transaction on a combined (blocked) basis. Blocked transactions can produce better execution for the Fund because of the increased volume of the transaction. If the entire blocked order is not filled, the Fund may not be able to acquire as large a position in such security as it desires or it may have to pay a higher price for the security. Similarly, the Fund may not be able to obtain as large an execution of an order to sell or as high a price for any particular portfolio security if the other client desires to sell the same portfolio security at the same time. In the event that the entire blocked order is not filled, the purchase or sale will normally be allocated on a pro rata basis. The Adviser may adjust the allocation when, taking into account such factors as the size of the individual orders and transaction costs, the Adviser believes an adjustment is reasonable. For the fiscal period ended September 30, 2021, the Fund paid $97,980 in brokerage commissions. For the fiscal year ended September 30, 2022, the Fund paid $131,709.58 in brokerage commissions.

Portfolio Turnover

The portfolio turnover rate for the Fund is calculated by dividing the lesser of the Fund’s purchases or sales of portfolio securities for the year by the monthly average value of the portfolio securities. The calculation excludes all securities whose remaining maturities at the time of acquisition were one year or less. The portfolio turnover rate may vary greatly from year to year as well as within a particular year, and may also be affected by cash requirements for redemptions of shares. High portfolio turnover rates will generally result in higher transaction costs, including brokerage commissions, to the Fund and may result in additional tax consequences to the Fund’s Shareholders. For the fiscal period ended September 30, 2021, the Fund’s portfolio turnover rate was 108.62%. For the fiscal year ended September 30, 2022, the Fund’s portfolio turnover rate was 808.79%.

DISCLOSURE OF PORTFOLIO HOLDINGS

The Fund is required to include a schedule of portfolio holdings in its annual and semi-annual reports to shareholders, which is sent to shareholders within 60 days of the end of the second and fourth fiscal quarters and which is filed with the Securities and Exchange Commission (the “SEC”) on Form N-CSR within 70 days of the end of the second and fourth fiscal quarters. The Fund also is required to file a schedule of portfolio holdings with the SEC on Form N-PORT within 60 days of the end of each quarter/semi-annual period. The Fund must provide a copy of the complete schedule of portfolio holdings as filed with the SEC to any shareholder of the Fund, upon request, free of charge. This policy is applied uniformly to all shareholders of the Fund without regard to the type of requesting shareholder (i.e., regardless of whether the shareholder is an individual or institutional investor). The Fund may enter into ongoing arrangements to release portfolio holdings to rating agencies, such as Morningstar or Lipper, in order for the agencies to assign a rating or ranking to the Fund. Portfolio holdings will be supplied to rating agencies no more frequently than quarterly and only after the Fund has filed a Form N-CSR or Form N-PORT with the SEC. The Fund currently does not have any ongoing arrangements to release portfolio holdings information to rating agencies.

Pursuant to policies and procedures adopted by the Board, the Fund has ongoing arrangements to release portfolio holdings information on a daily basis to the Adviser, Transfer Agent, Fund Accounting Agent and Custodian and on an as needed basis to other third parties providing services to the Fund. The Adviser, Transfer Agent, Fund Accounting Agent and Custodian receive portfolio holdings information daily in order to carry out the essential operations of the Fund. The Fund discloses portfolio holdings to its auditors (Cohen & Company, Ltd.), legal counsel (Thompson Hine LLP), proxy voting services (if applicable), pricing services, printers, parties to merger and reorganization agreements and their agents, and prospective or newly hired investment advisers or sub-advisers. The lag between the date of the information and the date on which the information is disclosed will vary based on the identity of the party to whom the information is disclosed. For instance, the information may be provided to auditors within days of the end of an annual period, while the information may be given to legal counsel at any time.

The Fund’s Form N-CSR and Form N-PORT will contain the Fund’s entire list of portfolio holdings as of the applicable quarter end.

The Fund, the Adviser, the Transfer Agent, the Fund Accounting Agent and the Custodian are prohibited from entering into any special or ad hoc arrangements with any person to make available information about the Fund’s portfolio holdings without the specific approval of the Board. Any party wishing to release portfolio holdings information on an ad hoc or special basis must submit any proposed arrangement to the Board, which will review the arrangement to determine (i) whether the arrangement is in the best interests of the Fund’s shareholders, (ii) the information will be kept confidential (based on the factors discussed below), (iii) whether sufficient protections are in place to guard against personal trading based on the information, and (iv) whether the disclosure presents a conflict of interest between the interests of Fund shareholders and those of the Adviser, or any affiliated person of the Fund or the Adviser. Additionally, the Adviser, and any affiliated persons of the Adviser are prohibited from receiving compensation or other consideration, for themselves or on behalf of the Fund, as a result of disclosing the Fund’s portfolio holdings.

Information disclosed to third parties, whether on an ongoing or ad hoc basis, is disclosed under conditions of confidentiality. “Conditions of confidentiality” include (i) confidentiality clauses in written agreements, (ii) confidentiality implied by the nature of the relationship (e.g., attorney-client relationship), (iii) confidentiality required by fiduciary or regulatory principles (e.g., custody relationships) or (iv) understandings or expectations between the parties that the information will be kept confidential. The agreements with the Fund’s Adviser, Transfer Agent, Fund Accounting Agent and Custodian contain confidentiality clauses, which the Board and these parties have determined extend to the disclosure of nonpublic information about the Fund’s portfolio holding and the duty not to trade on the non-public information. The Fund believes, based upon its size and history, that these are reasonable procedures to protect the confidentiality of the Fund’s portfolio holdings and will provide sufficient protection against personal trading based on the information.

DETERMINATION OF SHARE PRICE

The price (net asset value) of the shares of the Fund is determined at the close of trading (normally 4:00 p.m., Eastern Time) on each day the New York Stock Exchange (“NYSE”) is open for business. For a description of the methods used to determine the net asset value, see “How to Purchase Shares” in the prospectus.

Equity securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser, as applicable, believes such prices accurately reflect the fair market value of such securities. Securities that are traded on any stock exchange or on the NASDAQ over-the-counter market are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an equity security is generally valued by the pricing service at its last bid price. When market quotations are not readily available, when the Adviser determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review of the Board.

Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. If the Adviser decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review of the Board. Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value.

REDEMPTION IN-KIND

The Fund does not intend to redeem shares in any form except cash. The Fund reserves the right to honor requests for redemption or repurchase orders made by a shareholder during any 90-day period by making payment in whole or in part in portfolio securities (“redemption in kind”) if the amount of such a request is large enough to affect operations (if the request is greater than the lesser of $250,000 or 1% of the Fund’s net assets at the beginning of the 90-day period) in order to protect the interests of remaining shareholders, or to accommodate a request by a particular shareholder. In the event that an in-kind distribution is made, a shareholder may incur additional expenses, such as the payment of brokerage commissions, on the sale or other disposition of the securities received from the Fund.

TAX CONSEQUENCES

The Fund intends to continue to qualify under Subchapter M of the Internal Revenue Code. Under provisions of Subchapter M of the Internal Revenue Code of 1986 as amended, the Fund, by paying out substantially all of its investment income and realized capital gains, intends to be relieved of federal income tax on the amounts distributed to shareholders. In order to qualify as a regulated investment company under Subchapter M, at least 90% of the Fund’s income must be derived from dividends, interest and gains from securities transactions, and no more than 50% of the Fund’s total assets may be in two or more securities that exceed 5% of the total assets of the Fund at the time of each security’s purchase. Not qualifying under Subchapter M of the Internal Revenue Code would cause the Fund to be considered a personal holding company subject to normal corporate income taxes. The Fund then would be liable for federal income tax on the capital gains and net investment income distributed to its shareholders, resulting in a second level of taxation that would substantially reduce net after-tax returns from the Fund. Any subsequent dividend distribution of the Fund’s earnings after taxes would still be taxable as received by shareholders.

Tax Distribution: The Fund’s distributions (capital gains and dividend income), whether received by shareholders in cash or reinvested in additional shares of the Fund, may be subject to federal income tax payable by shareholders. All income realized by the Fund including short-term capital gains, will be taxable to the shareholder as ordinary income. Dividends from net income will be made annually or more frequently at the discretion of the Board. Dividends received shortly after purchase of Fund shares by an investor will have the effect of reducing the per share net asset value of his/her shares by the amount of such dividends or distributions. Investors should consult a tax adviser regarding the effect of federal, state, local, and foreign taxes on an investment in the Fund.

Federal Withholding: The Fund is required by federal law to withhold 31% of reportable payments (which may include dividends, capital gains, distributions and redemptions) paid to shareholders who have not complied with IRS regulations. In order to avoid this withholding requirement, you must certify on a W-9 tax form supplied by the Fund that your Social Security or Taxpayer Identification Number provided is correct and that you are not currently subject to back-up withholding, or that you are exempt from back-up withholding.

Medicare Tax: An additional 3.8% Medicare tax generally will be imposed on certain net investment income (including ordinary dividends and capital gain distributions received from the Fund and net gains from redemptions or other taxable dispositions of Fund shares) of U.S. individuals, estates and trusts to the extent that any such person’s “modified adjusted gross income” (in the case of an individual) or “adjusted gross income” (in the case of an estate or trust) exceeds certain threshold amounts. Shareholders should consult their tax advisors about the application of federal, state, local and foreign tax law in light of their particular situation. Should additional series, or funds, be created by the Trustees, the Fund would be treated as a separate tax entity for federal tax purposes.

Foreign Account Tax Compliance Act: Payments to a shareholder that is either a foreign financial institution (“FFI”) or a non-financial foreign entity (“NFFE”) within the meaning of the Foreign Account Tax Compliance Act (“FATCA”) may be subject to a generally nonrefundable 30% withholding tax on: (i) income dividends paid by the Fund and (ii) certain capital gain distributions and the proceeds arising from the sale of Fund shares paid by the Fund. FATCA withholding tax generally can be avoided: (i) by an FFI, subject to any applicable intergovernmental agreement or other exemption, if it enters into a valid agreement with the IRS to, among other requirements, report required information about certain direct and indirect ownership of foreign financial accounts held by U.S. persons with the FFI and (ii) by an NFFE, if it: (i) certifies that it has no substantial U.S. persons as owners or (ii) if it does have such owners, reports information relating to them. The Fund may disclose the information that it receives from its shareholders to the IRS, non-U.S. taxing authorities or other parties as necessary to comply with FATCA. Withholding also may be required if a foreign entity that is a shareholder of the Fund fails to provide the Fund with appropriate certifications or other documentation concerning its status under FATCA.

Tax Loss Carryforward: Under current tax law, net capital losses realized after October 31 and net ordinary losses incurred after December 31 may be deferred and treated as occurring on the first day of the following fiscal year. The Fund’s carryforward losses, post-October losses and post-December losses are determined only at the end of each fiscal year. Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), net capital losses recognized after December 31, 2010 may be carried forward indefinitely, and their character is retained as short-term and/or long-term. Although the Act provides several benefits, including the unlimited carryover of future capital losses, there may be a greater likelihood that all or a portion of the Fund’s pre-enactment capital loss carryovers may expire without being utilized due to the fact that post-enactment capital losses get utilized before pre-enactment capital loss carryovers.

The undistributed ordinary income and capital gains (losses) shown above differ from corresponding accumulated net investment income and accumulated net realized gain (loss) figures reported in the statement of assets and liabilities due to post-October capital loss deferrals on the Fund. For the fiscal year ended September 30, 2021, the Fund did not have any unutilized capital loss carryforwards.

PROXY VOTING POLICIES AND PROCEDURES

The Board has delegated responsibilities for decisions regarding proxy voting for securities held by the Fund to the Adviser. A copy of the proxy voting policies of the Adviser are attached hereto as Appendix A. The actual voting records relating to portfolio securities during the most recent 12-month period ended June 30 will be available without charge, upon request, by calling toll free, 1-800-869-1679. The information also will be available on the SEC’s website at www.sec.gov. In addition, a copy of the Trust’s proxy voting policies and procedures are also available by calling 1-800-869-1679 and will be sent within three business days of receipt of a request.

FINANCIAL STATEMENTS

The audited financial statements and report of the independent registered public accounting firm required to be included in this SAI are hereby incorporated by reference to the Annual Report for the Fund for the fiscal period ended September 30, 2022. You may obtain a copy of the Annual Report without charge by calling the Fund at 1-800-869-1679.

Appendix A

Adviser Proxy Voting Policy

Background

Proxy voting is an important right of shareholders and reasonable care and diligence must be undertaken to ensure that such rights are properly and timely exercised.

Investment advisers registered with the SEC, and which exercise voting authority with respect to client securities, are required by Rule 206(4)-6 of the Advisers Act to (a) adopt and implement written policies and procedures that are reasonably designed to ensure that client securities are voted in the best interests of clients, which must include how an adviser addresses material conflicts that may arise between an adviser’s interests and those of its clients; (b) to disclose to clients how they may obtain information from the adviser with respect to the voting of proxies for their securities; (c) to describe to clients a summary of its proxy voting policies and procedures and, upon request, furnish a copy to its clients; and (d) maintain certain records relating to the adviser’s proxy voting activities when the adviser does have proxy voting authority.

Policy

Greenwich Ivy Capital LLC (the “Adviser”), as a matter of policy and as a fiduciary to our clients, has responsibility for voting proxies for portfolio securities consistent with the best economic interests of the clients. Our Firm maintains written policies and procedures as to the handling, research, voting and reporting of proxy voting and makes appropriate disclosures about our Firm’s proxy policies and practices.

Our general policy is to refrain from voting proxies because we believe the time cost of voting a proxy typically outweighs the benefits to our clients in aggregate. From time-to-time we may elect to vote proxies when we believe the benefit outweighs these costs.

The Adviser’s policy when managing accounts for investment companies is to determine how to vote proxies based on our reasonable judgment of whether that vote is most likely to produce favorable financial results for the fund’s shareholders. Proxy votes generally will be cast in favor of proposals that maintain or strengthen the shared interests of shareholders and management, increase shareholder value, maintain or increase shareholder influence over the issuer’s board of directors and management, and maintain or increase the rights of shareholders; proxy votes generally will be cast against proposals having the opposite effect. However, the Adviser will consider both sides of each proxy issue.

Our policy and practice includes the responsibility to receive and disclose any potential conflicts of interest and to maintain relevant and required records.

Responsibility

The Designated Supervisor is responsible for implementing and monitoring the Adviser’s proxy voting policy, practices, disclosures and record keeping, including outlining our voting guidelines in our procedures.

Procedure

The Adviser has adopted procedures to implement the Firm’s policy and reviews to monitor and ensure the Firm’s policy is observed, implemented properly and amended or updated, as appropriate, which include the following:

Procedures for Investment Company Clients

Voting Procedures

Once proxy material has been received, it is then promptly reviewed by the Chief Investment Officer (“CIO”) or Portfolio Managers. The CIO or Portfolio Managers will evaluate the issues presented. The CIO or Portfolio Managers will generally vote in a manner consistent with the following Voting Guidelines.

Voting Guidelines

A.       From time to time, it is possible that the Adviser’s portfolio managers will decide (i) to vote shares held in client accounts he or she manages differently from the vote of another of the Adviser’s portfolio manager whose client accounts hold the same security or (ii) to abstain from voting on behalf of client accounts he or she manages when another of the Adviser’s portfolio manager is casting votes on behalf of other Adviser client accounts.

The CCO or CIO reviews all proxy votes collected from the Adviser’s portfolio managers prior to such votes being cast. The CCO maintains a log of all votes. The CCO, or their designee, performs a quarterly review of all votes cast by the Adviser to confirm that any conflicting votes were properly handled.

B.        There are many circumstances that might cause the Adviser to vote against an issuer’s board of directors or “management” proposal. These would include, among others, excessive compensation, unusual management stock options, preferential voting and poison pills. The portfolio managers decide these issues on a case-by-case basis.

C.        A portfolio manager may determine to take no action on a proxy or a specific proxy item and not submit a vote when he or she concludes that the potential benefit of voting is outweighed by the cost, or when it is not in the client account’s best interest to vote.

Conflicts of Interest

The Adviser will identify any conflicts that exist between the interests of the Adviser and the client by reviewing the relationship of the Adviser with the issuer of each security to determine if the Adviser or any of its Supervised Persons has any financial, business or personal relationship with the issuer.

If a material conflict of interest exists, the CCO will determine whether it is appropriate to disclose the conflict to the affected clients, to give the clients an opportunity to vote the proxies themselves, or to address the voting issue through other objective means such as voting in a manner consistent with a predetermined voting policy or receiving an independent third party voting recommendation. The Adviser will maintain a record of the voting resolution of any conflict of interest.

Recordkeeping

The Designated Supervisor shall retain the following proxy records in accordance with the SEC’s five-year retention requirement.

●	These policies and procedures and any amendments;

●	A record of each vote that the Adviser casts;

●	Any document the Adviser created that was material to making a decision on how to vote proxies, or that memorializes that decision including periodic reports to the CCO or proxy committee, if applicable.

●	A copy of each written request from a client for information on how the Adviser voted such client’s proxies, and a copy of any written response.

PART C

OTHER INFORMATION

Item 28.  Financial Statements and Exhibits.

(a) Articles of Incorporation.

(i) Registrant’s Agreement and Declaration of Trust was filed on October 23, 2017 as an exhibit to the Registrant’s registration statement and are incorporated herein by reference.

(ii) Registrant’s Certificate of Trust was filed on October 23, 2017 as an exhibit to the Registrant’s registration statement and are incorporated by reference.

(b) By-Laws. Registrant’s By-Laws was filed on October 23, 2017 as an exhibit to the Registrant’s registration statement and are incorporated by reference.

(c) Instruments Defining Rights of Security Holder.  None other than in the Declaration of Trust and By-Laws of the Registrant.

(d) Investment Advisory Contracts.

(i) Management Agreement between the Registrant and Rareview Capital LLC was filed on October 16, 2020 as an exhibit to Post-Effective Amendment No. 66 to the Registrant’s registration statement and is incorporated by reference.

(ii) Management Agreement between the Registrant and Tuttle Tactical Management, LLC was filed on December 11, 2020 as an exhibit to Post-Effective Amendment No. 70 to the Registrant’s registration statement and is incorporated by reference.

(iii) Management Agreement between the Registrant and Innovative Portfolios, LLC was filed on January 28, 2021 as an exhibit to Post-Effective Amendment No. 73 to the Registrant’s registration statement and is incorporated by reference.

(iv) Management Agreement between the Registrant and Mercator Investment Management, LLC was filed on April 27, 2021 as an exhibit to Post-Effective Amendment 78 to the Registrant’s registration statement and is incorporated by reference.

(v) Management Agreement between the Registrant and Greenwich Capital Ivy, LLC was filed on April 28, 2021 as an exhibit to Post-Effective Amendment 79 to the Registrant’s registration statement and is incorporated by reference.

(vi) Management Agreement between the Registrant and Tuttle Capital Management, LLC was filed on May 11, 2021 as an exhibit to Post-Effective Amendment 84 to the Registrant’s registration statement and is incorporated by reference.

(vii) Management Agreement between the Registrant and Tuttle Capital Management, LLC was filed on August 13, 2021 as an exhibit to Post-Effective Amendment 103 to the Registrant’s registration statement and is incorporated by reference.

(viii) Sub-Advisory Agreement between the Registrant, Tuttle Capital Management, LLC, and Retireful, LLC was filed on October 4, 2021 as an exhibit to Post-Effective Amendment 113 to the Registrant’s registration statement and is incorporated by reference.

(ix) Sub-Advisory Agreement between the Registrant, Tuttle Capital Management, LLC, and Revere Wealth Management LLC was filed on August 13, 2021 as an exhibit to Post-Effective Amendment 103 to the Registrant’s registration statement and is incorporated by reference.

(x) Management Agreement between the Registrant and Goose Hollow Capital Management LLC was filed on October 1, 2021 as an exhibit to Post-Effective Amendment No. 113 to the Registrant’s registration statement and is incorporated by reference.

(xi) Management Agreement between the Registrant and NextGen ETFs, LLC was filed on December 6, 2021 as an exhibit to Post-Effective Amendment No. 129 to the Registrant’s registration statement and is incorporated by reference.

(xii) Sub-Advisory Agreement between the Registrant, Tuttle Capital Management, LLC, and NextGen ETFs, LLC was filed on December 6, 2021 as an exhibit to Post-Effective Amendment No. 129 to the Registrant’s registration statement and is incorporated by reference.

(xiii) Management Agreement between the Registrant and Retireful, LLC was filed on October 4, 2021 as an exhibit to Post-Effective Amendment 113 to the Registrant’s registration statement and is incorporated by reference.

(xiv) Management Agreement between the Registrant and Tuttle Capital Management, LLC on behalf of the Tuttle Capital Short Innovation ETF was filed on November 4, 2021 as an exhibit to Post-Effective Amendment No. 126 to the Registrant’s registration statement and is incorporated by reference.

(xv) Management Agreement between the Registrant, on behalf of the Rareview Inflation/Deflation ETF and Rareview Capital LLC was filed on December 30, 2021 as an exhibit to Post-Effective Amendment No. 130 to the Registrant’s registration statement and is incorporated by reference.

(xvi) Management Agreement between the Registrant, on behalf of the Rareview Systematic Equity ETF, and Rareview Capital LLC was filed on January 14, 2022 as an exhibit to the Post-Effective Amendment No. 131 to the Registrant’s registration statement and is incorporated by reference.

(xvii) Sub-Advisory Agreement between Rareview Capital LLC and GST Management, LLC was filed on January 14, 2022 as an exhibit to the Post-Effective Amendment No. 131 to the Registrant’s registration statement and is incorporated by reference.

(xviii) Management Agreement between the Registrant, on behalf of the Preferred-Plus and Dividend Performers, and Innovative Portfolios, LLC was filed on January 28, 2022 as an exhibit to the Post-Effective Amendment No. 132 to the Registrant’s registration statement and is incorporated by reference.

(xix) Management Agreement between the Registrant, on behalf of the Mohr Sector Navigator ETF, and Retireful, LLC was filed on December 30, 2022 as an exhibit to the Post-Effective Amendment No. 137 to the Registrant’s registration statement and is incorporated by reference.

(xx) Sub-Advisory Agreement between the Registrant, Tuttle Capital Management, LLC, and Retireful, LLC was filed on December 30, 2022 as an exhibit to the Post-Effective Amendment No. 137 to the Registrant’s registration statement and is incorporated by reference.

(xxi) Management Agreement between the Registrant, on behalf of the Rareview Systematic Equity ETF, was filed on January 31, 2023, as an exhibit to Post-Effective Amendment No. 138 to the Registrant’s registration statement and is incorporated by reference.

(e) Underwriting Contracts.

(i) Underwriting Agreement between Arbor Court Capital, LLC, Innovative Portfolios, LLC and the Registrant was filed on May 15, 2019 as an exhibit to Post-Effective Amendment No. 20 to the Registrant’s registration statement and is incorporated by reference.

(ii) Underwriting Agreement between Arbor Court Capital, LLC, the Registrant, and Greenwich Ivy Capital LLC was filed on May 22, 2019 as an exhibit to Post-Effective Amendment No. 24 to the Registrant’s registration statement and is incorporated by reference.

(iii) Underwriting Agreement between Arbor Court Capital, LLC the Registrant, and Innovative Portfolios, LLC on behalf of the Preferred Plus and Dividend Performers was filed on January 28, 2020 as an exhibit to Post-Effective Amendment No. 38 to the Registrant’s registration statement and is incorporated by reference.

(iv) Underwriting Agreement between Foreside Fund Services, LLC and the Registrant on behalf of the Trend Aggregation Conservative ETF was filed on September 21, 2020 as an exhibit to Post-Effective Amendment 62 to the Registrant’s registration statement and is incorporated by reference.

(v) Underwriting Agreement between Foreside Fund Services, LLC and the Registrant on behalf of the Rareview Dynamic Fixed Income ETF and the Rareview Tax Advantaged Income ETF was filed on October 16, 2020 as an exhibit to Post-Effective Amendment No. 66 to the Registrant’s registration statement and is incorporated by reference.

(vi) Underwriting Agreement between Foreside Fund Services, LLC and the Registrant was filed on December 11, 2020 as an exhibit to Post-Effective Amendment No. 70 to the Registrant’s registration statement and is incorporated by reference.

(vii) Underwriting Agreement between Foreside Fund Services, LLC and the Registrant was filed on May 11, 2021 as an exhibit to Post-Effective Amendment 84 to the Registrant’s registration statement and is incorporated by reference.

(viii) Underwriting Agreement between Foreside Fund Services, LLC and the Registrant was filed on October 1, 2021 as an exhibit to Post-Effective Amendment No. 113 to the Registrant’s registration statement is incorporated by reference.

(ix) Underwriting Agreement between Foreside Fund Services, LLC and the Registrant on behalf of the Rareview Systematic Equity ETF, Rareview Inflation/Deflation ETF, and NextGen Trend and Defend ETF was filed on December 6, 2021 as an exhibit to Post-Effective Amendment No. 129 to the Registrant’s registration statement and is incorporated by reference.

(x) Underwriting Agreement between Foreside Fund Services, LLC and the Registrant on behalf of the Mohr Sector Navigator ETF was filed on December 30, 2022 as an exhibit to the Post-Effective Amendment No. 137 to the Registrant’s registration statement and is incorporated by reference.

(f) Bonus or Profit-Sharing Contracts. None.

(g) Custodial Agreement.

(i) Custody Agreement was filed as an exhibit to Pre-Effective Amendment No. 1 the Registrant’s registration statement on January 16, 2018 and is incorporated by reference.

(ii) Amendment No. 1 to the Custody Agreement was filed on May 15, 2019 as an exhibit to Post-Effective Amendment No. 20 to the Registrant’s registration statement and is incorporated by reference.

(iii) Amendment No. 3 to the Custody Agreement was filed on May 22, 2019 as an exhibit to Post-Effective Amendment No. 24 to the Registrant’s registration statement and is incorporated by reference.

(iv) Custody Agreement between the Registrant and Citibank, N.A, on behalf of the Trend Aggregation U.S. ETF, Trend Aggregation ESG ETF, Trend Aggregation Managed Futures Strategy ETF, Trend Aggregation Dividend Stock ETF, and Trend Aggregation Aggressive Growth ETF was filed on February 25, 2020 as an exhibit to Post-Effective Amendment No. 44 to the Registrant’s registration statement and is incorporated by reference.

(v) Amendment No. 4 to the Custody Agreement was filed on February 26, 2020 as an exhibit to Post-Effective Amendment No. 46 to the Registrant’s registration statement and is incorporated by reference.

(vi) Custody Agreement between the Registrant and Citibank N.A., on behalf of the Rareview Dynamic Fixed Income ETF and the Rareview Tax Advantaged Income ETF was filed on October 16, 2020 as an exhibit to Post-Effective Amendment No. 66 to the Registrant’s registration statement and is incorporated by reference.

(vii) Custody Agreement between the Registrant and Citibank N.A., on behalf of the SPAC and New Issue ETF was filed on December 11, 2020 as an exhibit to Post-Effective Amendment No. 70 to the Registrant’s registration statement and is incorporated by reference.

(viii) Custody Agreement between the Registrant and Citibank, N.A., on behalf of the FOMO ETF, The Short SPAC ETF, The De-SPAC ETF, and Fat Tail Risk ETF was filed on April 27, 2021 as an exhibit to Post-Effective Amendment 78 to the Registrant’s registration statement and is incorporated by reference.

(ix) Custody Agreement between the Registrant and Citibank, N.A., on behalf of the Goose Hollow Tactical Allocation ETF was filed as an exhibit to Post-Effective Amendment No. 113 to the Registrant’s registration statement and is incorporated by reference.

(x) Custody Agreement between the Registrant and Citibank, N.A., on behalf of the Tuttle Capital Short Innovation ETF was filed on November 4, 2021 as an exhibit to Post-Effective Amendment No. 126 to the Registrant’s registration statement and is incorporated by reference.

(xi) Custody Agreement between the Registrant and Citibank N.A., on behalf of the NextGen Trend and Defend ETF, Rareview Inflation/Deflation ETF, and Rareview Systematic Equity ETF was filed on December 6, 2021 as an exhibit to Post-Effective Amendment No. 129 to the Registrant’s registration statement and is incorporated by reference.

(xii) Custody Agreement between the Registrant and Citibank N.A., on behalf of the Mohr Sector Navigator ETF was filed on December 30, 2022 as an exhibit to Post-Effective Amendment No.137 to the Registrant’s registration statement and is incorporated by reference.

(h) Other Material Contracts.

(i) Transfer Agent Agreement and other material contracts were filed as exhibits to the Registrant’s registration statement on January 16, 2018 and are incorporated by reference.

(ii) Amendment No. 1 to Transfer Agent Agreement was filed on May 15, 2019 as an exhibit to Post-Effective Amendment No. 20 to the Registrant’s registration statement and is incorporated by reference.

(iii) Amendment No. 3 to Transfer Agent Agreement on behalf of the Global Tactical Fund was filed on May 22, 2019 as an exhibit to Post-Effective Amendment No. 24 to the Registrant’s registration statement and is incorporated by reference.

(iv) Administration Agreement between Collaborative Fund Services, LLC was filed on May 15, 2019 as an exhibit to Post-Effective Amendment No. 20 to the Registrant’s registration statement and is incorporated by reference.

(v) Transfer Agent Agreement between Citibank N.A., and the Registrant on behalf of the Trend Aggregation U.S. ETF, Trend Aggregation ESG ETF, Trend Aggregation Managed Futures Strategy ETF, Trend Aggregation Dividend Stock ETF, and Trend Aggregation Aggressive Growth ETF was filed on February 25, 2020 as an exhibit to Post-Effective Amendment No. 44 to the Registrant’s registration statement and is incorporated by reference.

(vi) Operating Expense Limitation Agreement with Mercator Investment Management, LLC was filed on April 29, 2020 as an exhibit to Post-Effective Amendment No. 51 to the Registrant’s registration statement and is incorporated by reference.

(vii) Amended and restated Operating Expense Limitation Agreement with Tuttle Tactical Management was filed on September 21, 2020 as an exhibit to Post-Effective Amendment 62 to the Registrant’s registration statement and is incorporated by reference.

(viii) Transfer Agent Agreement between Citibank N.A., and the Registrant on behalf of the Trend Aggregation Conservative ETF was filed on September 21, 2020 as an exhibit to Post-Effective Amendment 62 to the Registrant’s registration statement and is incorporated by reference.

(ix) Operating Expense Limitation Agreement with Rareview Capital LLC was filed on October 16, 2020 as an exhibit to Post-Effective Amendment No. 66 to the Registrant’s registration statement and is incorporated by reference.

(x) Transfer Agent Agreement between Citibank, N.A. and the Registrant on behalf of the Rareview Tax Advantage Income ETF and the Rareview Dynamic Fixed Income ETF was filed on October 16, 2020 as an exhibit to Post-Effective Amendment No. 66 to the Registrant’s registration statement and is incorporated by reference.

(xi) Transfer Agent Agreement between Citibank N.A., and the Registrant on behalf of the SPAC and New Issue ETF was filed on December 11, 2020 as an exhibit to Post-Effective Amendment No. 70 to the Registrant’s registration statement and is incorporated by reference.

(xii) Operating Expense Limitation Agreement with Greenwich Ivy Capital, LLC was filed on January 26, 2021 as an exhibit to Post-Effective Amendment No. 72 to the Registrant’s Registration Statement and is incorporated by reference.

(xiii) Operating Expense Limitation Agreement with Tuttle Capital Management, LLC was filed on May 19, 2021 as an exhibit to Post-Effective Amendment 70 to the Registrant’s registration statement and is incorporated by reference.

(xiv) Transfer Agent agreement between Citibank, N.A., and the Registrant on behalf of the FOMO ETF, The Short SPAC ETF, The De-SPAC ETF, and Fat Tail Risk ETF was filed on April 27, 2021 as an exhibit to Post-Effective Amendment No. 78 to the Registrant’s registration statement and is incorporated by reference.

(xv) Operating Expense Limitation Agreement with Tuttle Capital Management, LLC was filed on April 28, 2021 as an exhibit to Post-Effective Amendment No. 79 to the Registrant’s registration statement and is incorporated by reference.

(xvi) Operating Expense Limitation Agreement between the Registrant and Tuttle Capital Management, LLC was filed on July 28, 2021 as an exhibit to Post-Effective Amendment No. 97 to the Registrant’s registration statement and is incorporated by reference.

(xvii) Services Agreement between Citibank, N.A., and the Registrant on behalf of the Mohr Growth ETF, Adaptive Core ETF, and Mindful Conservative ETF was filed on October 4, 2021 as an exhibit to Post-Effective Amendment 114 to the Registrant’s registration statement and is incorporated by reference.

(xviii) Transfer Agent Agreement between Citibank, N.A., and the Registrant on behalf of the Goose Hollow Tactical Allocation ETF was filed as an exhibit to Post-Effective Amendment No. 113 and is incorporated by reference.

(xix) Operating Expense Limitation Agreement between the Registrant and Goose Hollow Capital Management LLC was filed as an exhibit to Post-Effective Amendment No. 113 to the Registrant’s registration statement and is incorporated by reference.

(xx) Services Agreement between Citibank, N.A., and the Registrant on behalf of the Tuttle Capital Short Innovation ETF was filed on November 4, 2021 as an exhibit to Post-Effective Amendment No. 126 to the Registrant’s registration statement and is incorporated by reference.

(xxi) Amended and restated administration agreement between Collaborative Fund Services, LLC and the Registrant was filed as an exhibit to Post-Effective Amendment No. 113 to the Registrant’s registration statement and is incorporated by reference.

(xxii) Expense Limitation Agreement between the Registrant and Tuttle Capital Management, LLC with respect to the Trend Aggregation U.S. ETF, Trend Aggregation ESG ETF, Active Dividend Stock ETF, and Trend Aggregation Growth ETF was filed as an exhibit to Post-Effective Amendment No. 96 to the Registrant’s registration statement and is incorporated by reference.

(xxiii) Expense Limitation Agreement between the Registrant and Tuttle Capital Management, LLC with respect to the Revere Sector Opportunity ETF was filed on August 13, 2021 as an exhibit to Post-Effective Amendment 103 to the Registrant’s registration statement and is incorporated by reference.

(xxiv) Expense Limitation Agreement between the Registrant and NextGen ETFs, LLC was filed on December 6, 2021 as an exhibit to Post-Effective Amendment No. 129 to the Registrant’s registration statement and is incorporated by reference.

(xxv) Services Agreement between Citibank N.A. and the Registrant on behalf of the NextGen Trend and Defend ETF, Rareview Inflation/Deflation ETF, and Rareview Systematic Equity ETF was filed on December 6, 2021 as an exhibit to Post-Effective Amendment No. 129 to the Registrant’s registration statement and is incorporated by reference.

(xxvi) Expense Limitation Agreement between the Registrant and Tuttle Capital Management, LLC was filed as an exhibit to Post-Effective Amendment No. 111 to the Registrant’s registration statement and is incorporated by reference.

(xxvii) Expense Limitation Agreement between the Registrant on behalf of the Rareview Inflation/Deflation ETF and Rareview Capital LLC was filed on December 30, 2021 as an exhibit to Post-Effective Amendment No. 130 to the Registrant’s registration statement and is incorporated by reference.

(xxviii) Expense Limitation Agreement between the Registrant on behalf of the Rareview Systematic Equity ETF and Rareview Capital LLC was filed on January 14, 2022 as an exhibit to Post-Effective Amendment No. 131 to the Registrant’s registration statement and is incorporated by reference.

(xxix) Expense Limitation Agreement between the Registrant on behalf of the Preferred-Plus and Dividend Performers was filed on January 28, 2022 as an exhibit to Post-Effective Amendment No. 132 to the Registrant’s registration statement and is incorporated by reference.

(xxx) Expense Limitation Agreement between the Registrant on behalf of the Rareview Inflation/Deflation ETF, was filed on January 31, 2023, as an exhibit to Post-Effective Amendment No. 138 to the Registrant’s registration statement and is incorporated by reference.

(xxxi) Expense Limitation Agreement between the Registrant on behalf of the Rareview Systematic Equity ETF, was filed on January 31, 2023, as an exhibit to Post-Effective Amendment No. 138 to the Registrant’s registration statement and is incorporated by reference.

(i) Legal Opinion and Consent.

(i) Legal opinion and consent of Thompson Hine LLP was filed as an exhibit to Post-Effective Amendment No. 137 to the Registrant’s registration statement and is incorporated by reference.

(ii) Legal consent of Thompson Hine LLP to be filed by subsequent amendment.

(j) Other Opinion.

(i) Consent of Independent Registered Public Accountant to be filed by subsequent amendment.

(k) Omitted Financial Statements. None.

(l) Initial Capital Agreements. None.

(m) Rule 12b-1 Plan.

(i) Amended and Restated Rule 12b-1 Plan was filed on February 26, 2020 as an exhibit to Post-Effective Amendment No. 46 to the Registrant’s registration statement and is incorporated by reference.

(n) Rule 18f-3 Plan.

(i) Amended and Restated 18f-3 Plan was filed on February 26, 2020 as an exhibit to Post-Effective Amendment No. 46 to the Registrant’s registration statement and is incorporated by reference.

(o) Reserved.

(p) Code of Ethics.

(i) Code of Ethics for Registrant was filed on January 24, 2018 as an exhibit to the Registrant’s registration statement and is incorporated by reference.

(ii) Code of Ethics for Innovative Portfolios, LLC was filed on May 15, 2019 as an exhibit to Post-Effective Amendment No. 20 to the Registrant’s registration statement and is incorporated by reference.

(iii) Code of Ethics for Mercator Investment Management, LLC was filed on May 15, 2019 as an exhibit to Post-Effective Amendment No. 20 to the Registrant’s registration statement and is incorporated by reference.

(iv) Code of Ethics for Tuttle Capital Management, LLC was filed on May 16, 2019 as an exhibit to Post-Effective Amendment No. 22 to the Registrant’s registration statement and is incorporated by reference.

(v) Code of Ethics for Greenwich Ivy Capital LLC was filed on May 22, 2019 as an exhibit to Post-Effective Amendment No. 24 to the Registrant’s registration statement and is incorporated by reference.

(vi) Code of Ethics for Rareview Capital LLC was filed on October 16, 2020 as an exhibit to Post-Effective Amendment No. 66 to the Registrant’s registration statement and is incorporated by reference.

(vii) Code of Ethics for Retireful, LLC was filed on October 4, 2021 as an exhibit to Post-Effective Amendment 113 to the Registrant’s registration statement and is incorporated by reference.

(viii) Code of Ethics for Revere Wealth Management, LLC was filed on August 13, 2021 as an exhibit to Post-Effective Amendment 103 to the Registrant’s registration statement and is incorporated by reference.

(ix) Code of Ethics for Goose Hollow Capital Management LLC was filed as an exhibit to post-effective amendment no. 113 to the Registrant’s registration statement and is incorporated by reference.

(x) Code of Ethics for NextGen ETFs, LLC was filed on December 6, 2021 as an exhibit to Post-Effective Amendment No. 129 to the Registrant’s registration statement and is incorporated by reference.

(xi) Code of Ethics for GST Management, LLC was filed on January 28, 2022 as an exhibit to Post-Effective Amendment No. 132 to the Registrant’s registration statement and is incorporated by reference.

(q) Powers of Attorney.

(i) Power of Attorney for Registrant, and a certificate with respect thereto, and each trustee and executive officer, were filed as exhibits to the Registrant’s registration statement on January 16, 2018 and are incorporated herein by reference.

(ii) Power of Attorney for Mr. Shawn Orser was filed on May 15, 2019 as an exhibit to Post-Effective Amendment No. 20 to the Registrant’s registration statement and is incorporated by reference.

(iii) Power of Attorney for Mr. Ronald Young Jr. was filed on April 29, 2020 as an exhibit to Post-Effective Amendment No. 51 to the Registrant’s registration statement and is incorporated by reference.

(iv) Power of Attorney for Mr. William McCormick was filed on October 1, 2021 as an exhibit to Post-Effective Amendment No. 113 to the Registrant’s registration statement and is incorporated by reference.

Item 29. Control Persons. None.

Item 30. Indemnification.

Reference is made to Article VIII of the Registrant's Agreement and Declaration of Trust which is included. The application of these provisions is limited by the following undertaking set forth in the rules promulgated by the Securities and Exchange Commission:

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in such Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a trustee, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in such Act and will be governed by the final adjudication of such issue. The Registrant may maintain a standard mutual fund and investment advisory professional and directors and officers liability policy. The policy, if maintained, would provide coverage to the Registrant, its Trustees and officers, and could cover its advisers, among others. Coverage under the policy would include losses by reason of any act, error, omission, misstatement, misleading statement, neglect or breach of duty.

The Underwriting Agreement provides that the Registrant agrees to indemnify and hold harmless Foreside Financial Services, LLC (the “Distributor”), its affiliates and each of their respective directors, officers and employees and agents and any person who controls the Distributor within the meaning of Section 15 of the Securities Act of 1933 against any loss, liability, claim, damages or expense (including the reasonable cost of investigating or defending any alleged loss, liability, claim, damages or expense and reasonable counsel fees incurred in connection therewith) that the Distributor may incur arising out of or based upon: (i) Distributor serving as distributor for the Trust in compliance with this Agreement and applicable law; (ii) the allegation of any wrongful act of the Trust or any of its directors, officers, employees or affiliates in connection with its duties and responsibilities in this Agreement; (iii) any claim that the Registration Statement, Prospectus, Statement of Additional Information, product description, shareholder reports, Marketing Materials and advertisements specifically approved by the Registrant and the Adviser/Sub-Adviser or other information filed or made public by the Registrant (as from time to time amended) included an untrue statement of a material fact or omitted to state a material fact required to be stated therein or necessary in order to make the statements therein (and in the case of the Prospectus, Statement of Additional Information and product description, in light of the circumstances under which they were made) not misleading under the Securities Act, or any other statute or the common law; (iv) the breach by the Registrant of any obligation, representation or warranty contained in this Agreement; or (v) the Registrant’s failure to comply in any material respect with applicable securities laws.

The Registrant agrees to indemnify, defend, and hold Arbor Court Capital, LLC (“ACC”), its officers and directors, and any person who controls ACC within the meaning of Section 15 of 1933 Act (“ACC entities”), free and harmless from and against any and all claims, demands, liabilities and expenses (including the cost of investigation or defending such claims, demands or liabilities and any counsel fees incurred in connection therewith) that ACC its officers, directors, or any such controlling person may incur under the 1933 Act, or under common law or otherwise, arising out of or based upon any (i) untrue statement of a material fact contained in the Registration Statement, Prospectus, SAI or sales literature, (ii) omission to state a material fact required to be stated in the either thereof or necessary to make the statements therein not misleading, or (iii) failure by the Trust/IC to comply with the terms of the Agreement; provided, that in no event shall anything contained herein be so construed as to protect ACC against any liability to the Trust/IC or its shareholders to which ACC would otherwise be subject by reason of willful misfeasance, bad faith, or gross negligence in the performance of its duties or by reason of its reckless disregard of its obligations under this Agreement.

Item 31. Activities of Investment Adviser.

A description of any other business, profession, vocation, or employment of a substantial nature in which any of the Funds’ advisers and sub-advisers of the Registrant, and each member, director, executive officer, or partner of the advisers and sub-advisers, are or have been, at any time during the past two fiscal years, engaged in for his or her own account or in the capacity of member, trustee, officer, employee, partner or director, is set forth in the respective prospectus.

Information as to the members and officers of each adviser and sub-adviser are included in their respective Form ADVs as filed with the SEC and are incorporated herein by reference.

Mercator Investment Management, LLC is adviser to the Mercator International Opportunity Fund (file no. 801-69329).

Tuttle Capital Management, LLC. is the adviser to the Trend Aggregation ESG ETF, Revere Sector Opportunity ETF, Active Dividend Stock ETF, Fat Tail Risk ETF, FOMO ETF, the SPAC and New Issue ETF, the De-SPAC ETF, the Short De-SPAC ETF, and Tuttle Capital Short Innovation ETF and a subadviser to Next Gen Trend and Defend ETF, Mohr Growth ETF, Adaptive Core ETF, and the Mindful Conservative ETF.

Greenwich Ivy Capital LLC is adviser to the Greenwich Ivy Long-Short Fund (file no. 801-114699).

Rareview Capital LLC is adviser to the Rareview Dynamic Fixed Income ETF and the Rareview Tax Advantaged Income ETF (file no. 801-108100).

Retireful, LLC, is the adviser to the Mohr Growth ETF, Adaptive Core ETF, and Mindful Conservative ETF (file no. 801-122216).

Revere Wealth Management, LLC is the sub-adviser to the Revere Sector Opportunity ETF (file no. 801-110372).

Goose Hollow Capital Management LLC is the adviser to the Goose Hollow Tactical Allocation ETF (file no. 801-122485).

GST Management, LLC is the sub-adviser to the Rareview Systematic Equity ETF (file no. 801-122854).

Item 32. Principal Underwriter.

(a) Arbor Court Capital, LLC, the principal underwriter to DSS AmericaFirst Quantitative Funds, Ancora Trust, Archer Investment Series Trust, Berkshire Focus Fund, Clark Fork Trust, the Collaborative Investment Series Trust, the Footprints Discover Value Fund, Frank Funds, the Monteagle Funds, the MP63 Fund, Inc., the Neiman Funds, Ranger Funds Investment Trust, WP Trust and PFS Fund Trust.

(b) Foreside Fund Services, LLC (the “Distributor”) serves as principal underwriter for the following investment companies registered under the Investment Company Act of 1940, as amended:

1.         ABS Long/Short Strategies Fund

2.         Absolute Shares Trust

3.         Active Weighting Funds ETF Trust

4.         AdvisorShares Trust

5.         AmericaFirst Quantitative Funds

6.         American Century ETF Trust

7.         ARK ETF Trust

8.         Avenue Mutual Funds Trust

9.         BP Capital TwinLine Energy Fund, Series of Professionally Managed Portflios

10.       BP Capital TwinLine MLP Fund, Series of Investment Managers Series Trust

11.       Braddock Multi-Strategy Income Fund, Series of Investment Managers Series Trust

12.       Bridgeway Funds, Inc.

13.       Brinker Capital Destinations Trust

14.       Calvert Ultra-Short Duration Income NextShares, Series of Calvert Management Series

15.       Center Coast MLP & Infrastructure Fund

16.       Center Coast MLP Focus Fund, Series of Investment Managers Series Trust

17.       Context Capital Funds

18.       CornerCap Group of Funds

19.       Davis Fundamental ETF Trust

20.       Direxion Shares ETF Trust

21.       Eaton Vance NextShares Trust

22.       Eaton Vance NextShares Trust II

23.       EIP Investment Trust

24.       Elkhorn ETF Trust

25.       EntrepreneurShares Series Trust

26.       Evanston Alternative Opportunities Fund

27.       Exchange Listed Funds Trust (f/k/a Exchange Traded Concepts Trust II)

28.       FEG Absolute Access Fund I LLC

29.       Fiera Capital Series Trust

30.       FlexShares Trust

31.       Forum Funds

32.       Forum Funds II

33.       FQF Trust

34.       Friess Small Cap Growth Fund, Series of Managed Portfolio Series

35.       GraniteShares ETF Trust

36.       Guinness Atkinson Funds

37.       Horizons ETF Trust I (f/k/a Recon Capital Series Trust)

38.       Infinity Core Alternative Fund

39.       Innovator IBD® 50 ETF, Series of Innovator ETFs Trust

40.       Innovator IBD® ETF Leaders ETF, Series of Innovator ETFs Trust

41.       Ironwood Institutional Multi-Strategy Fund LLC

42.       Ironwood Multi-Strategy Fund LLC

43.       John Hancock Exchange-Traded Fund Trust

44.       Manor Investment Funds

45.       Miller/Howard Funds Trust

46.       Miller/Howard High Income Equity Fund

47.       Moerus Worldwide Value Fund, Series of Northern Lights Fund Trust IV

48.       MProved Systematic Long-Short Fund, Series Portfolios Trust

49.       MProved Systematic Merger Arbitrage Fund, Series Portfolios Trust

50.       MProved Systematic Multi-Strategy Fund, Series Portfolios Trust

51.       NYSE® Pickens Oil Response™ ETF, Series of ETF Series Solutions

52.       OSI ETF Trust

53.       Palmer Square Opportunistic Income Fund

54.       Partners Group Private Income Opportunities, LLC

55.       PENN Capital Funds Trust

56.       Performance Trust Mutual Funds, Series of Trust for Professional Managers

57.       Pine Grove Alternative Institutional Fund

58.       Plan Investment Fund, Inc.

59.       PMC Funds, Series of Trust for Professional Manager

60.       Point Bridge GOP Stock Tracker ETF, Series of ETF Series Solutions

61.       Quaker Investment Trust

62.       Ranger Funds Investment Trust

63.       Renaissance Capital Greenwich Funds

64.       RMB Investors Trust (f/k/a Burnham Investors Trust)

65.       Robinson Opportunistic Income Fund, Series of Investment Managers Series Trust

66.       Robinson Tax Advantaged Income Fund, Series of Investment Managers Series Trust

67.       Salient MF Trust

68.       SharesPost 100 Fund

69.       Sound Shore Fund, Inc.

70.       Steben Alternative Investment Funds

71.       Steben Select Multi-Strategy Fund

72.       Strategy Shares

73.       The 504 Fund (f/k/a The Pennant 504 Fund)

74.       The Chartwell Funds

75.       The Community Development Fund

76.       The Relative Value Fund

77.       Third Avenue Trust

78.       Third Avenue Variable Series Trust

79.       TIFF Investment Program

80.       Transamerica ETF Trust

81.       U.S. Global Investors Funds

82.       VictoryShares Developed Enhanced Volatility Wtd ETF, Series of Victory Portfolios II

83.       VictoryShares Dividend Accelerator ETF, Series of Victory Portfolios II

84.       VictoryShares Emerging Market High Div Volatility Wtd ETF, Series of Victory Portfolios II

85.       VictoryShares Emerging Market Volatility Wtd ETF, Series of Victory Portfolios II

86.       VictoryShares International High Div Volatility Wtd ETF, Series of Victory Portfolios II

87.       VictoryShares International Volatility Wtd ETF, Series of Victory Portfolios II

88.       VictoryShares US 500 Enhanced Volatility Wtd ETF, Series of Victory Portfolios II

89.       VictoryShares US 500 Volatility Wtd ETF, Series of Victory Portfolios II

90.       VictoryShares US Discovery Enhanced Volatility Wtd ETF, Series of Victory Portfolios II

91.       VictoryShares US EQ Income Enhanced Volatility Wtd ETF, Series of Victory Portfolios II

92.       VictoryShares US Large Cap High Div Volatility Wtd ETF, Series of Victory Portfolios II

93.       VictoryShares US Multi-Factor Minimum Volatility ETF, Series of Victory Portfolios II

94.       VictoryShares US Small Cap High Div Volatility Wtd ETF, Series of Victory Portfolios II

95.       VictoryShares US Small Cap Volatility Wtd ETF, Series of Victory Portfolios II

96.       Vivaldi Opportunities Fund

97.       West Loop Realty Fund, Series of Investment Managers Series Trust (f/k/a Chilton Realty Income & Growth Fund)

98.       Wintergreen Fund, Inc.

99.       WisdomTree Trust

100.     WST Investment Trust

(c) Arbor Court Capital, LLC is registered with Securities and Exchange Commission as a broker-dealer and is a member of the Financial Industry Regulatory Authority, Inc. The principal business address of Arbor Court is 8000 Town Centre Drive Broadview Heights, Ohio. The following are the members and officers of Arbor Court:

Name	Positions and Offices with Underwriter	Positions and Offices with the Trust
Gregory B. Getts	President, Member, Financial Principal and CFO	Trustee and President
David W. Kuhr	Chief Compliance Officer	None
Steve Milcinovic	Chief Operating Officer	None

(d) The following are the Officers and Manager of the Distributor, the Registrant’s underwriter.

The Distributor’s main business address is Three Canal Plaza, Suite 100, Portland, ME 04101.

Name	Address	Position with Underwriter	Position with Registrant
Teresa M. Cowan	Three Canal Plaza, Suite 100, Portland, ME 04101	President, Director and Manager	None
Christopher C. Lanza	Three Canal Plaza, Suite 100, Portland, ME 04101	Vice President	None
Kate S. Macchia	Three Canal Plaza, Suite 100, Portland, ME 04101	Vice President	None
Nanette K. Chern	Three Canal Plaza, Suite 100, Portland, ME 04101	Vice President and Chief Compliance Officer	None
Kelly Whetstone	Three Canal Plaza, Suite 100, Portland, ME 04101	Secretary	None
Susan La Fond	Three Canal Plaza, Suite 100, Portland, ME 04101	Treasurer	None

Item 33. Location of Accounts and Records.

All accounts, books and documents required to be maintained by the Registrant pursuant to Section 31(a) of the Investment Company Act of 1940 and Rules 31a-1 through 31a-3 thereunder are maintained at the office of the Registrant and the Transfer Agent.  The address of the Transfer Agent is 8000 Town Centre Drive, Suite 400, Broadview Heights, OH 44147. The address of the Custodian is 425 Walnut Street, Cincinnati, Ohio 45202.

Item 34. Management Services. Not applicable.

Item 35. Undertakings. None.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(b) under the Securities Act and has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized in the City of Columbus, State of Ohio, on the 24th day of March 2023.

Collaborative Investment Series Trust

By:
/s/ Andrew Davalla
Andrew Davalla
*Pursuant to Powers of Attorney

Pursuant to the requirements of the Securities Act, this Registration Statement has been signed below by the following persons in the capacities on March 24, 2023.

Name	Title
Dean Drulias*	Trustee
Shawn Orser*	Trustee
Fredrick Stoleru*	Trustee
Ronald Young Jr.*	Trustee
Gregory Skidmore*	Trustee, President, Principal Executive Officer
William McCormick*	Treasurer and Principal Financial Officer

By:

Andrew Davalla

*Pursuant to Powers of Attorney

Exhibit Index

To be filed by subsequent amendment